UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® New Insights Fund Class A, Class T, Class C, Class I and Class Z Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	4.8	4.8
Alphabet, Inc. Class A	3.4	3.3
Amazon.com, Inc.	2.9	2.4
Visa, Inc. Class A	2.1	2.3
Berkshire Hathaway, Inc. Class A	2.0	1.7
Starbucks Corp.	1.6	2.1
Alphabet, Inc. Class C	1.6	1.5
TJX Companies, Inc.	1.5	1.0
Salesforce.com, Inc.	1.5	1.5
UnitedHealth Group, Inc.	1.5	1.0
	22.9

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.1	28.1
Consumer Discretionary	17.5	19.3
Health Care	12.8	11.9
Financials	12.6	17.0
Energy	8.3	5.3

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	96.2%
Bonds	0.1%
Convertible Securities	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 12.8%

As of December 31, 2015*
Stocks	97.2%
Bonds	0.1%
Convertible Securities	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 12.5%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.1%
Magna International, Inc. Class A (sub. vtg.)		853,000	$29,942
Automobiles - 1.4%
Fuji Heavy Industries Ltd.		95,700	3,290
General Motors Co.		2,746,000	77,712
Maruti Suzuki India Ltd.		3,753	233
Tesla Motors, Inc. (a)		1,224,224	259,878
			341,113
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)		301,139	19,969
New Oriental Education & Technology Group, Inc. sponsored ADR		1,400	59
Weight Watchers International, Inc. (a)		289,400	3,366
			23,394
Hotels, Restaurants & Leisure - 3.6%
ARAMARK Holdings Corp.		4,706,900	157,305
Chipotle Mexican Grill, Inc. (a)		99,100	39,914
Compass Group PLC		248,300	4,724
Cracker Barrel Old Country Store, Inc. (b)		17,500	3,001
Domino's Pizza, Inc.		461,118	60,582
Dunkin' Brands Group, Inc.		552,300	24,091
Marriott International, Inc. Class A (b)		1,221,836	81,203
McDonald's Corp.		164,900	19,844
Paddy Power PLC (Ireland)		11,700	1,230
Panera Bread Co. Class A (a)		30,500	6,464
Sodexo SA		13,800	1,478
Starbucks Corp.		7,094,998	405,266
Vail Resorts, Inc.		45,627	6,307
Whitbread PLC		1,850,089	86,564
			897,973
Household Durables - 0.6%
D.R. Horton, Inc.		3,408,024	107,285
Mohawk Industries, Inc. (a)		205,624	39,019
Tempur Sealy International, Inc. (a)(b)		214,300	11,855
			158,159
Internet & Catalog Retail - 4.6%
Amazon.com, Inc. (a)		1,016,740	727,599
Etsy, Inc. (a)		764,751	7,334
Netflix, Inc. (a)		1,734,900	158,709
Priceline Group, Inc. (a)		189,417	236,470
TripAdvisor, Inc. (a)		308,500	19,837
			1,149,949
Leisure Products - 0.1%
Hasbro, Inc.		203,944	17,129
Mattel, Inc.		454,700	14,228
			31,357
Media - 1.2%
CBS Corp. Class B		26,900	1,464
Charter Communications, Inc. Class A		260,046	59,457
Discovery Communications, Inc. Class A (a)		59,000	1,489
DISH Network Corp. Class A (a)		56,700	2,971
Interpublic Group of Companies, Inc.		805,100	18,598
Liberty Broadband Corp.:
Class A (a)		141,105	8,382
Class C (a)		600	36
Liberty Global PLC:
Class A (a)		1,280,805	37,220
LiLAC Class A (a)		285,142	9,199
Megacable Holdings S.A.B. de CV unit		43,798	177
Naspers Ltd. Class N		265,100	40,479
Sirius XM Holdings, Inc. (a)		1,766,300	6,977
The Walt Disney Co.		1,112,928	108,867
Weinstein Co. Holdings LLC Class A-1 unit (a)(c)(d)		2,267	587
			295,903
Multiline Retail - 0.7%
Dollar General Corp.		209,100	19,655
Dollar Tree, Inc. (a)		836,900	78,869
Ollie's Bargain Outlet Holdings, Inc. (a)(b)		653,619	16,269
Target Corp.		693,100	48,392
			163,185
Specialty Retail - 3.2%
AutoZone, Inc. (a)		114,934	91,239
Home Depot, Inc.		1,047,800	133,794
Nitori Holdings Co. Ltd.		13,400	1,625
O'Reilly Automotive, Inc. (a)		354,216	96,028
Ross Stores, Inc.		83,800	4,751
The Children's Place Retail Stores, Inc.		152,300	12,211
Tiffany & Co., Inc.		788,100	47,790
TJX Companies, Inc.		4,896,274	378,139
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		127,400	31,040
			796,617
Textiles, Apparel & Luxury Goods - 1.6%
adidas AG		144,000	20,671
Brunello Cucinelli SpA (b)		1,809,352	32,517
China Hongxing Sports Ltd. (a)		6,000,000	256
Coach, Inc.		857,200	34,922
Hermes International SCA		143,500	53,494
NIKE, Inc. Class B		4,552,178	251,280
Pandora A/S		10,200	1,389
Under Armour, Inc. Class C (non-vtg.)		328,169	11,945
			406,474

TOTAL CONSUMER DISCRETIONARY			4,294,066

CONSUMER STAPLES - 5.8%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR		21,600	2,844
Boston Beer Co., Inc. Class A (a)(b)		73,600	12,588
Constellation Brands, Inc. Class A (sub. vtg.)		804,175	133,011
Dr. Pepper Snapple Group, Inc.		15,700	1,517
Kweichow Moutai Co. Ltd.		49,400	2,172
Molson Coors Brewing Co. Class B		255,500	25,839
Monster Beverage Corp.		19,800	3,182
PepsiCo, Inc.		159,600	16,908
The Coca-Cola Co.		819,500	37,148
			235,209
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		382,200	16,413
Costco Wholesale Corp.		831,725	130,614
CVS Health Corp.		1,079,125	103,315
Sysco Corp.		442,400	22,447
Tesco PLC (a)		26,488,500	62,211
			335,000
Food Products - 1.3%
Amplify Snack Brands, Inc.		90,988	1,342
Associated British Foods PLC		3,087,392	112,499
Greencore Group PLC		3,916,500	16,118
Mead Johnson Nutrition Co. Class A		842,500	76,457
Mondelez International, Inc.		1,240,443	56,453
The J.M. Smucker Co.		30,900	4,709
The Kraft Heinz Co.		329,700	29,172
TreeHouse Foods, Inc. (a)		351,200	36,051
			332,801
Household Products - 0.9%
Colgate-Palmolive Co.		3,044,249	222,839
Spectrum Brands Holdings, Inc.		87,500	10,440
			233,279
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A		2,903,744	264,299
Hypermarcas SA		181,300	1,317
L'Oreal SA		223,101	42,713
			308,329

TOTAL CONSUMER STAPLES			1,444,618

ENERGY - 8.2%
Energy Equipment & Services - 1.1%
Helmerich & Payne, Inc. (b)		541,200	36,331
Oceaneering International, Inc.		1,798,799	53,712
Schlumberger Ltd.		2,374,626	187,785
			277,828
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.		2,142,246	114,075
Antero Resources Corp. (a)(b)		3,896,556	101,233
Birchcliff Energy Ltd. (a)		444,900	2,369
Birchcliff Energy Ltd. (a)(e)		585,400	3,117
Birchcliff Energy Ltd. rights (a)(f)		2,000,000	9,675
Cabot Oil & Gas Corp.		3,902,480	100,450
Canadian Natural Resources Ltd.		1,082,100	33,386
Chevron Corp.		2,133,400	223,644
Cimarex Energy Co.		94,300	11,252
Concho Resources, Inc. (a)		60,800	7,252
Concho Resources, Inc. (a)		25,680	3,063
ConocoPhillips Co.		4,027,300	175,590
Continental Resources, Inc. (a)		709,400	32,115
Diamondback Energy, Inc.		775,182	70,704
Energy Transfer Equity LP		9,099,300	130,757
EOG Resources, Inc.		2,245,960	187,358
Golar LNG Ltd.		1,200,000	18,600
Noble Energy, Inc.		1,454,861	52,186
Pioneer Natural Resources Co.		702,700	106,255
PrairieSky Royalty Ltd.		198,374	3,765
Range Resources Corp.		26,009	1,122
Southwestern Energy Co. (a)		1,797,800	22,616
Suncor Energy, Inc.		807,000	22,387
The Williams Companies, Inc.		7,912,800	171,154
Whiting Petroleum Corp. (a)		2,000,000	18,520
Williams Partners LP		4,115,300	142,554
			1,765,199

TOTAL ENERGY			2,043,027

FINANCIALS - 12.5%
Banks - 4.6%
Bank of America Corp.		11,535,827	153,080
Bank of Ireland (a)		218,475,228	44,511
Citigroup, Inc.		3,697,800	156,750
First Republic Bank		650,200	45,507
HDFC Bank Ltd. sponsored ADR		1,984,072	131,643
JPMorgan Chase & Co.		1,320,700	82,068
Kotak Mahindra Bank Ltd.		643,944	7,303
Metro Bank PLC		563,245	13,638
PNC Financial Services Group, Inc.		1,020,689	83,074
U.S. Bancorp		3,661,914	147,685
Wells Fargo & Co.		5,729,100	271,158
			1,136,417
Capital Markets - 1.1%
BlackRock, Inc. Class A		304,146	104,179
KKR & Co. LP		2,633,028	32,492
Morgan Stanley		3,826,677	99,417
Oaktree Capital Group LLC Class A		1,040,776	46,585
			282,673
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class A (a)		2,240	486,024
Broadcom Ltd.		1,151,754	178,983
IntercontinentalExchange, Inc.		11,100	2,841
MarketAxess Holdings, Inc.		25,200	3,664
Markit Ltd. (a)		134,900	4,398
MSCI, Inc. Class A		204,700	15,786
S&P Global, Inc.		234,690	25,173
			716,869
Insurance - 2.8%
Admiral Group PLC		298,969	8,129
AFLAC, Inc.		65,000	4,690
AIA Group Ltd.		19,106,600	114,902
American International Group, Inc.		2,751,700	145,537
Chubb Ltd.		2,426,988	317,232
Direct Line Insurance Group PLC		254,400	1,176
Fairfax Financial Holdings Ltd. (sub. vtg.)		66,800	35,978
FNF Group		948,800	35,580
Marsh & McLennan Companies, Inc.		149,600	10,242
The Travelers Companies, Inc.		300,863	35,815
			709,281
Real Estate Investment Trusts - 0.8%
American Tower Corp.		1,430,975	162,573
Equinix, Inc.		22,500	8,724
Equity Residential (SBI)		392,300	27,022
Public Storage		14,900	3,808
			202,127
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)		2,627,600	76,253

TOTAL FINANCIALS			3,123,620

HEALTH CARE - 12.6%
Biotechnology - 2.1%
Agios Pharmaceuticals, Inc. (a)(b)		846,562	35,467
Amgen, Inc.		1,114,999	169,647
Celgene Corp. (a)		812,400	80,127
CSL Ltd.		17,553	1,480
Five Prime Therapeutics, Inc. (a)		37,900	1,567
Genmab A/S (a)		130,700	23,833
Gilead Sciences, Inc.		1,595,328	133,082
Intrexon Corp. (b)		794,681	19,557
Light Sciences Oncology, Inc. (a)		2,708,254	0
Medivation, Inc. (a)		173,500	10,462
NantKwest, Inc. (a)		137,882	858
Neurocrine Biosciences, Inc. (a)		92,060	4,184
OvaScience, Inc. (a)		153,700	801
Regeneron Pharmaceuticals, Inc. (a)		149,000	52,035
			533,100
Health Care Equipment & Supplies - 3.3%
Align Technology, Inc. (a)		369,758	29,784
Baxter International, Inc.		34,600	1,565
Becton, Dickinson & Co.		349,596	59,288
Boston Scientific Corp. (a)		7,528,824	175,949
C.R. Bard, Inc.		177,838	41,820
Dentsply Sirona, Inc.		570,583	35,399
DexCom, Inc. (a)		780,984	61,955
Edwards Lifesciences Corp. (a)		1,366,456	136,277
I-Pulse, Inc. (a)		58,562	440
Intuitive Surgical, Inc. (a)		73,900	48,878
Medtronic PLC		817,500	70,934
Nevro Corp. (a)		115,800	8,541
Penumbra, Inc. (a)		14,000	833
ResMed, Inc.		32,000	2,023
Sartorius AG		840	66
Stryker Corp.		169,200	20,275
Sysmex Corp.		21,200	1,460
Teleflex, Inc.		127,300	22,572
The Cooper Companies, Inc.		592,851	101,715
			819,774
Health Care Providers & Services - 2.8%
Aetna, Inc.		256,848	31,369
Cigna Corp.		183,900	23,537
HCA Holdings, Inc. (a)		93,800	7,224
Henry Schein, Inc. (a)		1,244,481	220,024
Surgical Care Affiliates, Inc. (a)		62,600	2,984
UnitedHealth Group, Inc.		2,629,900	371,342
Universal Health Services, Inc. Class B		223,700	29,998
			686,478
Health Care Technology - 0.2%
Castlight Health, Inc. (a)		1,325,100	5,247
Cerner Corp. (a)		681,530	39,938
Medidata Solutions, Inc. (a)		24,297	1,139
			46,324
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.		97,600	4,330
Eurofins Scientific SA		451,984	167,448
Illumina, Inc. (a)		272,451	38,247
Mettler-Toledo International, Inc. (a)		432,809	157,941
Thermo Fisher Scientific, Inc.		818,869	120,996
Waters Corp. (a)		426,491	59,986
			548,948
Pharmaceuticals - 2.0%
Astellas Pharma, Inc.		3,782,200	59,314
Bristol-Myers Squibb Co.		3,341,700	245,782
Dermira, Inc. (a)		100,300	2,934
H Lundbeck A/S (a)		40,200	1,507
Intra-Cellular Therapies, Inc. (a)		102,525	3,980
Jiangsu Hengrui Medicine Co. Ltd.		247,440	1,499
Johnson & Johnson		991,056	120,215
Novo Nordisk A/S Series B		506,001	27,250
Teva Pharmaceutical Industries Ltd. sponsored ADR		927,000	46,563
			509,044

TOTAL HEALTH CARE			3,143,668

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.2%
General Dynamics Corp.		684,700	95,338
Honeywell International, Inc.		133,453	15,523
Northrop Grumman Corp.		163,700	36,387
Raytheon Co.		136,600	18,571
Saab AB (B Shares)		45,900	1,431
Space Exploration Technologies Corp. Class A (a)(d)		121,180	11,684
Teledyne Technologies, Inc. (a)		269,600	26,704
The Boeing Co.		96,900	12,584
TransDigm Group, Inc. (a)		273,372	72,085
			290,307
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.		571,800	42,456
FedEx Corp.		624,710	94,818
			137,274
Airlines - 1.0%
Ryanair Holdings PLC sponsored ADR		2,146,359	149,258
Southwest Airlines Co.		2,768,500	108,553
			257,811
Building Products - 1.1%
A.O. Smith Corp.		50,345	4,436
ASSA ABLOY AB (B Shares)		149,200	3,069
Fortune Brands Home & Security, Inc.		1,574,224	91,258
Masco Corp.		1,411,600	43,675
Toto Ltd.		3,057,000	122,155
			264,593
Electrical Equipment - 0.3%
Acuity Brands, Inc.		263,092	65,236
Vestas Wind Systems A/S		22,000	1,495
			66,731
Industrial Conglomerates - 0.6%
3M Co.		69,300	12,136
Danaher Corp.		988,068	99,795
General Electric Co.		1,663,474	52,366
			164,297
Machinery - 0.4%
Deere & Co.		51,900	4,206
Illinois Tool Works, Inc.		181,000	18,853
Ingersoll-Rand PLC		48,500	3,088
PACCAR, Inc.		248,400	12,885
Pentair PLC		439,700	25,630
Rational AG		55,300	25,592
			90,254
Professional Services - 0.8%
Equifax, Inc.		898,948	115,425
IHS, Inc. Class A (a)		33,300	3,850
Robert Half International, Inc.		93,500	3,568
TransUnion Holding Co., Inc.		415,262	13,886
Verisk Analytics, Inc. (a)		691,395	56,058
			192,787
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.		231,832	29,847
Genesee & Wyoming, Inc. Class A (a)		1,035,200	61,025
J.B. Hunt Transport Services, Inc.		777,230	62,901
			153,773
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
Class A (e)		320,800	8,591
Class A		1,785,041	47,803
HD Supply Holdings, Inc. (a)		1,137,252	39,599
United Rentals, Inc. (a)(b)		1,602,600	107,534
			203,527
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		130,100	1,337

TOTAL INDUSTRIALS			1,822,691

INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)		85,865	5,528
Cisco Systems, Inc.		6,846,500	196,426
F5 Networks, Inc. (a)		24,700	2,812
Harris Corp.		17,600	1,469
Motorola Solutions, Inc.		135,470	8,937
			215,172
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A		5,942,069	340,659
CDW Corp.		1,516,728	60,790
IPG Photonics Corp. (a)		945,354	75,628
			477,077
Internet Software & Services - 11.1%
Akamai Technologies, Inc. (a)		1,537,400	85,987
Alphabet, Inc.:
Class A		1,204,454	847,370
Class C (a)		571,698	395,672
CoStar Group, Inc. (a)		6,300	1,378
Dropbox, Inc. (a)(d)		1,289,836	13,763
Endurance International Group Holdings, Inc. (a)		3,512,300	31,576
Facebook, Inc. Class A (a)		10,564,159	1,207,275
GoDaddy, Inc. (a)		1,691,700	52,764
LogMeIn, Inc. (a)		162,319	10,296
NetEase, Inc. sponsored ADR		2,700	522
Rightmove PLC		791,322	38,649
Stamps.com, Inc. (a)		110,051	9,621
SurveyMonkey (a)(d)		2,069,881	19,850
Tencent Holdings Ltd.		860,400	19,737
Twilio, Inc. (a)		751,240	24,678
WebMD Health Corp. (a)		97,829	5,685
			2,764,823
IT Services - 5.1%
Accenture PLC Class A		590,600	66,909
ASAC II LP (a)(d)		9,408,021	1,581
CGI Group, Inc. Class A (sub. vtg.) (a)		62,500	2,670
Cielo SA		85,700	903
Computer Sciences Corp.		61,600	3,058
Fidelity National Information Services, Inc.		416,230	30,668
First Data Corp. (e)		4,890,003	54,132
First Data Corp. Class A (a)		4,929,900	54,574
Fiserv, Inc. (a)		1,380,992	150,155
FleetCor Technologies, Inc. (a)		219,200	31,374
Gartner, Inc. Class A (a)		44,400	4,325
Global Payments, Inc.		287,480	20,520
MasterCard, Inc. Class A		1,650,748	145,365
PayPal Holdings, Inc. (a)		3,312,521	120,940
Total System Services, Inc.		968,960	51,461
Vantiv, Inc. (a)		163,200	9,237
Visa, Inc. Class A		7,099,796	526,592
			1,274,464
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.		822,500	19,715
Lam Research Corp.		532,000	44,720
Linear Technology Corp.		548,600	25,526
NVIDIA Corp.		45,700	2,148
Qualcomm, Inc.		2,539,900	136,062
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		480,000	12,590
Texas Instruments, Inc.		244,400	15,312
Xilinx, Inc.		555,400	25,621
			281,694
Software - 6.4%
Activision Blizzard, Inc.		7,971,336	315,904
Adobe Systems, Inc. (a)		2,436,561	233,398
Check Point Software Technologies Ltd. (a)		73,100	5,825
Citrix Systems, Inc. (a)		218,200	17,476
Electronic Arts, Inc. (a)		1,534,300	116,239
Intuit, Inc.		368,100	41,084
Microsoft Corp.		5,121,600	262,072
Mobileye NV (a)(b)		720,300	33,235
NetSuite, Inc. (a)(b)		483,689	35,213
RealPage, Inc. (a)		166,600	3,720
Red Hat, Inc. (a)		19,000	1,379
Salesforce.com, Inc. (a)		4,688,312	372,299
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)		18,952	0
warrants 10/3/18 (a)(d)		27,736	0
Ultimate Software Group, Inc. (a)		477,103	100,330
Workday, Inc. Class A (a)		741,800	55,390
			1,593,564
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.		1,300,269	124,306
Hewlett Packard Enterprise Co.		391,600	7,155
Samsung Electronics Co. Ltd.		5,231	6,511
			137,972

TOTAL INFORMATION TECHNOLOGY			6,744,766

MATERIALS - 4.5%
Chemicals - 2.7%
Air Products & Chemicals, Inc.		288,100	40,922
Albemarle Corp. U.S.		668,800	53,043
E.I. du Pont de Nemours & Co.		206,300	13,368
Frutarom Industries Ltd.		30,700	1,411
Ingevity Corp. (a)		205,019	6,979
LyondellBasell Industries NV Class A		469,900	34,970
Monsanto Co.		761,467	78,743
Potash Corp. of Saskatchewan, Inc.		1,809,300	29,409
PPG Industries, Inc.		2,085,564	217,211
Sherwin-Williams Co.		656,636	192,834
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		83,243	2,058
The Dow Chemical Co.		288,800	14,356
Westlake Chemical Corp.		20,000	858
			686,162
Construction Materials - 0.3%
Martin Marietta Materials, Inc.		281,334	54,016
Vulcan Materials Co.		106,500	12,818
			66,834
Containers & Packaging - 0.1%
Ball Corp.		77,500	5,602
WestRock Co.		240,618	9,353
			14,955
Metals & Mining - 1.4%
B2Gold Corp. (a)		32,761,132	82,160
Detour Gold Corp. (a)		423,800	10,602
Franco-Nevada Corp.		1,697,261	129,060
Freeport-McMoRan, Inc.		131,700	1,467
Goldcorp, Inc.		162,200	3,104
GoviEx Uranium, Inc. (a)		851,865	66
GoviEx Uranium, Inc. (a)(e)		23,200	2
GoviEx Uranium, Inc. Class A (a)(e)		2,625,135	203
Ivanhoe Mines Ltd. (a)		6,789,900	5,308
Kirkland Lake Gold, Inc. (a)		865,200	7,125
Newcrest Mining Ltd. (a)		4,108,562	71,209
Novagold Resources, Inc. (a)		4,094,072	25,066
Premier Gold Mines Ltd. (a)		312,800	927
Randgold Resources Ltd. sponsored ADR		193,957	21,731
Torex Gold Resources, Inc. (a)		1,038,500	1,857
			359,887

TOTAL MATERIALS			1,127,838

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)		802,700	34,733
UTILITIES - 0.6%
Electric Utilities - 0.6%
DONG Energy A/S (a)		261,000	9,414
Exelon Corp.		2,811,200	102,215
IDACORP, Inc.		400,000	32,540
			144,169
TOTAL COMMON STOCKS
(Cost $17,516,574)			23,923,196

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)		7,091,632	28,934
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(d)		165,366	5
TOTAL CONSUMER DISCRETIONARY			28,939
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)		1,110,537	17,480
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)		10,791,166	27,949
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (d)		166,247	1,493
Intarcia Therapeutics, Inc. Series CC (a)(d)		516,522	12,789
			14,282
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (d)		1,159,721	7,834
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(d)		10,369,703	22,917
TOTAL HEALTH CARE			45,033
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(d)		145,254	14,005
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.9%
Dropbox, Inc.:
Series A (a)(d)		299,518	3,196
Series C (a)(d)		161,770	1,726
Pinterest, Inc.:
Series E, 8.00% (a)(d)		13,203,155	115,660
Series F, 8.00% (a)(d)		8,808,645	77,164
Series G, 8.00% (a)(d)		1,676,465	14,686
			212,432
IT Services - 0.0%
Nutanix, Inc. Series E (a)(d)		783,938	10,458
Software - 0.1%
Cloudera, Inc. Series F (a)(d)		312,284	8,457
Snapchat, Inc. Series F (a)(d)		271,142	8,329
Trion World Network, Inc.:
Series C, 8.00% (a)(d)		602,295	66
Series C-1, 8.00% (a)(d)		47,380	5
Series D, 8.00% (a)(d)		50,840	6
			16,863
TOTAL INFORMATION TECHNOLOGY			239,753

TOTAL CONVERTIBLE PREFERRED STOCKS			373,159

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG		426,900	51,706
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR		150,100	1,417
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)		4,036	298

TOTAL NONCONVERTIBLE PREFERRED STOCKS			53,421

TOTAL PREFERRED STOCKS
(Cost $296,583)			426,580
		Principal Amount (000s)(g)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (d)		247	143
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (e)		39,145	11,744
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	3,973

TOTAL NONCONVERTIBLE BONDS			15,717

TOTAL CORPORATE BONDS
(Cost $27,740)			15,860

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (Cost $3,438)(h)		3,455	3,427
		Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.43% (i)		660,554,762	660,555
Fidelity Securities Lending Cash Central Fund, 0.46% (i)(j)		171,716,648	171,717
TOTAL MONEY MARKET FUNDS
(Cost $832,272)			832,272
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $18,676,607)			25,201,335
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(267,915)
NET ASSETS - 100%			$24,933,420

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $420,766,000 or 1.7% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,789,000 or 0.3% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Amount is stated in United States dollars unless otherwise noted.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
ASAC II LP	10/10/13	$725
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Blue Apron, Inc. Series D	5/18/15	$14,800
Cloudera, Inc. Series F	2/5/14	$4,547
Dropbox, Inc.	5/2/12	$11,672
Dropbox, Inc. Series A	5/29/12	$2,710
Dropbox, Inc. Series C	1/30/14	$3,090
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Living Proof, Inc. 8.00%	2/13/13	$18,400
Mode Media Corp. Series M-1, 8.00%	3/19/08	$3,508
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Nutanix, Inc. Series E	8/26/14	$10,502
Oportun Finance Corp. Series H	2/6/15	$30,726
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Snapchat, Inc. Series F	2/12/16	$8,329
Space Exploration Technologies Corp. Class A	10/16/15 - 4/8/16	$11,307
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
SurveyMonkey	12/15/14	$34,050
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$260
Trion World Network, Inc. Series D, 8.00%	3/20/13	$267
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 4/19/16	$247
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$2,299

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,080
Fidelity Securities Lending Cash Central Fund	5,676
Total	$6,756

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,374,711	$4,045,529	$299,400	$29,782
Consumer Staples	1,462,098	1,208,905	235,713	17,480
Energy	2,043,027	2,033,352	9,675	--
Financials	3,152,986	2,935,378	189,659	27,949
Health Care	3,188,999	2,859,371	284,155	45,473
Industrials	1,836,696	1,657,265	153,742	25,689
Information Technology	6,984,519	6,619,997	89,575	274,947
Materials	1,127,838	1,056,629	71,209	--
Telecommunication Services	34,733	34,733	--	--
Utilities	144,169	134,755	9,414	--
Corporate Bonds	15,860	--	15,717	143
Bank Loan Obligations	3,427	--	3,427	--
Money Market Funds	832,272	832,272	--	--
Total Investments in Securities:	$25,201,335	$23,418,186	$1,361,686	$421,463

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$718,981
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$518,084
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(149,614)
Cost of Purchases	8,329
Proceeds of Sales	(101,852)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$274,947
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(147,045)
Other Investments in Securities
Beginning Balance	$176,193
Net Realized Gain (Loss) on Investment Securities	7,223
Net Unrealized Gain (Loss) on Investment Securities	(18,217)
Cost of Purchases	18,723
Proceeds of Sales	(37,406)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$146,516
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(11,510)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.2%
Canada	1.8%
United Kingdom	1.7%
Ireland	1.6%
Switzerland	1.3%
Others (Individually Less Than 1%)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $169,670) — See accompanying schedule: Unaffiliated issuers (cost $17,844,335)	$24,369,063
Fidelity Central Funds (cost $832,272)	832,272
Total Investments (cost $18,676,607)		$25,201,335
Cash		8
Foreign currency held at value (cost $1,677)		1,677
Receivable for investments sold		22,651
Receivable for fund shares sold		15,191
Dividends receivable		16,764
Interest receivable		549
Distributions receivable from Fidelity Central Funds		471
Other receivables		3,277
Total assets		25,261,923
Liabilities
Payable for investments purchased
Regular delivery	$82,132
Delayed delivery	9,675
Payable for fund shares redeemed	45,215
Accrued management fee	9,734
Distribution and service plan fees payable	5,459
Other affiliated payables	3,879
Other payables and accrued expenses	692
Collateral on securities loaned, at value	171,717
Total liabilities		328,503
Net Assets		$24,933,420
Net Assets consist of:
Paid in capital		$17,807,675
Undistributed net investment income		43,424
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		557,763
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,524,558
Net Assets		$24,933,420
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,242,132 ÷ 278,270 shares)		$26.03
Maximum offering price per share (100/94.25 of $26.03)		$27.62
Class T:
Net Asset Value and redemption price per share ($1,940,766 ÷ 76,554 shares)		$25.35
Maximum offering price per share (100/96.50 of $25.35)		$26.27
Class C:
Net Asset Value and offering price per share ($3,650,342 ÷ 155,493 shares)(a)		$23.48
Class I:
Net Asset Value, offering price and redemption price per share ($11,629,720 ÷ 438,065 shares)		$26.55
Class Z:
Net Asset Value, offering price and redemption price per share ($470,460 ÷ 17,696 shares)		$26.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$150,089
Interest		2,815
Income from Fidelity Central Funds		6,756
Total income		159,660
Expenses
Management fee
Basic fee	$68,713
Performance adjustment	(8,973)
Transfer agent fees	22,125
Distribution and service plan fees	32,670
Accounting and security lending fees	1,008
Custodian fees and expenses	256
Independent trustees' fees and expenses	56
Registration fees	169
Audit	71
Legal	22
Miscellaneous	110
Total expenses before reductions	116,227
Expense reductions	(545)	115,682
Net investment income (loss)		43,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	619,857
Foreign currency transactions	492
Total net realized gain (loss)		620,349
Change in net unrealized appreciation (depreciation) on: Investment securities	(583,279)
Assets and liabilities in foreign currencies	(124)
Total change in net unrealized appreciation (depreciation)		(583,403)
Net gain (loss)		36,946
Net increase (decrease) in net assets resulting from operations		$80,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,978	$54,358
Net realized gain (loss)	620,349	1,381,285
Change in net unrealized appreciation (depreciation)	(583,403)	(742,595)
Net increase (decrease) in net assets resulting from operations	80,924	693,048
Distributions to shareholders from net investment income	(2,027)	(46,051)
Distributions to shareholders from net realized gain	(231,118)	(1,142,480)
Total distributions	(233,145)	(1,188,531)
Share transactions - net increase (decrease)	(1,599,263)	(1,326,831)
Total increase (decrease) in net assets	(1,751,484)	(1,822,314)
Net Assets
Beginning of period	26,684,904	28,507,218
End of period	$24,933,420	$26,684,904
Other Information
Undistributed net investment income end of period	$43,424	$1,473

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.14	$26.67	$26.32	$22.75	$19.72	$19.96
Income from Investment Operations
Net investment income (loss)A	.04	.05	.04	.01	.03	(.05)
Net realized and unrealized gain (loss)	.08	.57	2.34	7.21	3.09	(.15)
Total from investment operations	.12	.62	2.38	7.22	3.12	(.20)
Distributions from net investment income	–B	(.02)	–	–	–	–
Distributions from net realized gain	(.23)	(1.13)	(2.03)	(3.65)	(.09)	(.04)
Total distributions	(.23)	(1.15)	(2.03)	(3.65)	(.09)	(.04)
Net asset value, end of period	$26.03	$26.14	$26.67	$26.32	$22.75	$19.72
Total ReturnC,D,E	.58%	2.39%	9.20%	32.36%	15.84%	(1.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%H	.92%	.92%	.94%	1.01%	1.08%
Expenses net of fee waivers, if any	.92%H	.91%	.92%	.94%	1.01%	1.08%
Expenses net of all reductions	.92%H	.91%	.92%	.94%	1.00%	1.07%
Net investment income (loss)	.36%H	.20%	.13%	.02%	.13%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$7,242	$7,920	$8,475	$8,634	$6,459	$5,809
Portfolio turnover rateI	46%H	47%	62%	79%	47%	58%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class T

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.51	$26.10	$25.84	$22.44	$19.46	$19.74
Income from Investment Operations
Net investment income (loss)A	.01	(.01)	(.03)	(.06)	(.02)	(.10)
Net realized and unrealized gain (loss)	.06	.55	2.31	7.11	3.04	(.14)
Total from investment operations	.07	.54	2.28	7.05	3.02	(.24)
Distributions from net investment income	–B	–	–	–	–	–
Distributions from net realized gain	(.23)	(1.13)	(2.02)	(3.65)	(.04)	(.04)
Net asset value, end of period	$25.35	$25.51	$26.10	$25.84	$22.44	$19.46
Total ReturnC,D,E	.39%	2.14%	8.98%	32.05%	15.52%	(1.25)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.17%	1.17%	1.18%	1.25%	1.32%
Expenses net of fee waivers, if any	1.17%H	1.16%	1.17%	1.18%	1.25%	1.32%
Expenses net of all reductions	1.17%H	1.16%	1.17%	1.18%	1.24%	1.32%
Net investment income (loss)	.11%H	(.05)%	(.11)%	(.22)%	(.11)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$1,941	$2,071	$2,219	$2,134	$1,795	$1,640
Portfolio turnover rateI	46%H	47%	62%	79%	47%	58%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.70	$24.45	$24.45	$21.49	$18.70	$19.03
Income from Investment Operations
Net investment income (loss)A	(.04)	(.14)	(.16)	(.18)	(.13)	(.19)
Net realized and unrealized gain (loss)	.05	.52	2.18	6.79	2.92	(.14)
Total from investment operations	.01	.38	2.02	6.61	2.79	(.33)
Distributions from net investment income	–B	–	–	–	–	–
Distributions from net realized gain	(.23)	(1.13)	(2.02)	(3.65)	–	–
Net asset value, end of period	$23.48	$23.70	$24.45	$24.45	$21.49	$18.70
Total ReturnC,D,E	.17%	1.63%	8.43%	31.41%	14.92%	(1.73)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.67%H	1.67%	1.67%	1.69%	1.75%	1.83%
Expenses net of fee waivers, if any	1.67%H	1.66%	1.67%	1.69%	1.75%	1.83%
Expenses net of all reductions	1.67%H	1.66%	1.67%	1.69%	1.75%	1.82%
Net investment income (loss)	(.39)%H	(.55)%	(.62)%	(.73)%	(.62)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$3,650	$3,841	$3,889	$3,459	$2,515	$2,133
Portfolio turnover rateI	46%H	47%	62%	79%	47%	58%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.63	$27.15	$26.76	$23.02	$19.96	$20.14
Income from Investment Operations
Net investment income (loss)A	.08	.13	.11	.07	.09	.01
Net realized and unrealized gain (loss)	.07	.57	2.39	7.32	3.12	(.15)
Total from investment operations	.15	.70	2.50	7.39	3.21	(.14)
Distributions from net investment income	–B	(.09)	(.07)	–	(.02)	–
Distributions from net realized gain	(.23)	(1.13)	(2.04)	(3.65)	(.13)	(.04)
Total distributions	(.23)	(1.22)	(2.11)	(3.65)	(.15)	(.04)
Net asset value, end of period	$26.55	$26.63	$27.15	$26.76	$23.02	$19.96
Total ReturnC,D	.68%	2.64%	9.51%	32.73%	16.11%	(.73)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.66%	.67%	.68%	.74%	.81%
Expenses net of fee waivers, if any	.67%G	.66%	.67%	.68%	.74%	.81%
Expenses net of all reductions	.66%G	.66%	.67%	.68%	.74%	.81%
Net investment income (loss)	.61%G	.45%	.39%	.28%	.39%	.03%
Supplemental Data
Net assets, end of period (in millions)	$11,630	$12,310	$13,449	$11,477	$9,898	$7,169
Portfolio turnover rateH	46%G	47%	62%	79%	47%	58%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class Z

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$26.65	$27.17	$26.78	$27.42
Income from Investment Operations
Net investment income (loss)B	.10	.16	.15	.01
Net realized and unrealized gain (loss)	.07	.58	2.39	3.00
Total from investment operations	.17	.74	2.54	3.01
Distributions from net investment income	–C	(.12)	(.10)	–
Distributions from net realized gain	(.23)	(1.13)	(2.04)	(3.65)
Total distributions	(.23)	(1.26)D	(2.15)E	(3.65)
Net asset value, end of period	$26.59	$26.65	$27.17	$26.78
Total ReturnF,G	.75%	2.78%	9.65%	11.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.54%J	.53%	.54%	.55%J
Expenses net of fee waivers, if any	.54%J	.53%	.54%	.55%J
Expenses net of all reductions	.53%J	.53%	.53%	.55%J
Net investment income (loss)	.74%J	.58%	.52%	.14%J
Supplemental Data
Net assets, end of period (in millions)	$470	$436	$294	$77
Portfolio turnover rateK	46%J	47%	62%	79%J

 A For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.26 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.134 per share.

 E Total distributions of $2.15 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.041 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$143	Recovery value	Recovery rate	58.0%	Increase
Equities	$421,320	Discounted cash flow	Discount rate	8.0%	Decrease
			Growth rate	3.0%	Increase
			Discount for lack of marketability	20.0%	Decrease
		Last transaction price	Transaction price	$6.75 - $96.42 / $58.16	Increase
		Market approach	Discount rate	3.0% - 75.0% / 14.7%	Decrease
			Premium rate	30.0% - 235.0% / 96.8%	Increase
			Discount for lack of marketability	15.0% - 30.0% / 16.6%	Decrease
			Proxy discount	20.4%	Decrease
		Market comparable	EV/Sales multiple	1.1 - 7.1 / 3.5	Increase
			P/E multiple	9.8 - 10.9 / 10.4	Increase
			EV/EBITDA multiple	8.8 - 15.9 / 15.9	Increase
			EV/GP multiple	4.5	Increase
		Recovery value	Recovery rate	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$7,441,684
Gross unrealized depreciation	(937,123)
Net unrealized appreciation (depreciation) on securities	$6,504,561
Tax cost	$18,696,774

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $587 representing .00% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,694,855 and $7,648,723, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,221	$–
Class T	.25%	.25%	4,863	–
Class B	.75%	.25%	403	302
Class C	.75%	.25%	18,183	1,221
			$32,670	$1,523

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$578
Class T	85
Class B(a)	7
Class C(a)	120
$790

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,748.18
Class T	1,767.18
Class B	86.21
Class C	3,318.18
Class I	10,104.18
Class Z	102.05
	$22,125

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $142 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,605. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Fund. Total security lending income during the period amounted to $5,676, including $358 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $448 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $97.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$596	$4,999
Class T	160	–
Class B	8	–
Class C	321	–
Class I	909	39,092
Class Z	33	1,960
Total	$2,027	$46,051
From net realized gain
Class A	$67,920	$336,609
Class T	18,269	90,096
Class B	950	5,527
Class C	36,642	177,341
Class I	103,588	515,418
Class Z	3,749	17,489
Total	$231,118	$1,142,480

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	19,890	43,674	$500,509	$1,185,377
Reinvestment of distributions	2,857	12,627	65,679	327,470
Shares redeemed	(47,421)	(71,066)	(1,200,621)	(1,931,743)
Net increase (decrease)	(24,674)	(14,765)	$(634,433)	$(418,896)
Class T
Shares sold	3,699	8,555	$90,377	$226,885
Reinvestment of distributions	771	3,329	17,288	84,272
Shares redeemed	(9,114)	(15,702)	(223,359)	(416,783)
Net increase (decrease)	(4,644)	(3,818)	$(115,694)	$(105,626)
Class B
Shares sold	17	89	$362	$2,138
Reinvestment of distributions	41	210	854	4,926
Shares redeemed	(4,619)	(3,241)	(105,628)	(79,804)
Net increase (decrease)	(4,561)	(2,942)	$(104,412)	$(72,740)
Class C
Shares sold	7,364	20,651	$166,358	$510,224
Reinvestment of distributions	1,500	6,325	31,184	148,901
Shares redeemed	(15,471)	(23,947)	(352,038)	(594,182)
Net increase (decrease)	(6,607)	3,029	$(154,496)	$64,943
Class I
Shares sold	41,015	97,654	$1,053,513	$2,700,232
Reinvestment of distributions	3,890	18,139	91,153	478,968
Shares redeemed	(69,102)	(148,908)	(1,770,503)	(4,124,969)
Net increase (decrease)	(24,197)	(33,115)	$(625,837)	$(945,769)
Class Z
Shares sold	3,054	12,793	$79,941	$356,386
Reinvestment of distributions	160	730	3,747	19,260
Shares redeemed	(1,869)	(7,992)	(48,079)	(224,389)
Net increase (decrease)	1,345	5,531	$35,609	$151,257

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	.92%
Actual		$1,000.00	$1,005.80	$4.59
Hypothetical-C		$1,000.00	$1,020.29	$4.62
Class T	1.17%
Actual		$1,000.00	$1,003.90	$5.83
Hypothetical-C		$1,000.00	$1,019.05	$5.87
Class C	1.67%
Actual		$1,000.00	$1,001.70	$8.31
Hypothetical-C		$1,000.00	$1,016.56	$8.37
Class I	.67%
Actual		$1,000.00	$1,006.80	$3.34
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Class Z	.54%
Actual		$1,000.00	$1,007.50	$2.70
Hypothetical-C		$1,000.00	$1,022.18	$2.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ANIF-SANN-0816
1.803542.112

Fidelity Advisor® Series Opportunistic Insights Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.9	7.0
Amazon.com, Inc.	7.3	6.4
Salesforce.com, Inc.	3.6	3.2
Alphabet, Inc. Class A	3.5	3.7
Alphabet, Inc. Class C	3.0	3.0
Berkshire Hathaway, Inc. Class A	3.0	2.5
Starbucks Corp.	2.2	2.5
Netflix, Inc.	2.2	2.5
Estee Lauder Companies, Inc. Class A	1.8	1.7
Visa, Inc. Class A	1.7	1.5
	36.2

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.1	35.7
Consumer Discretionary	25.1	26.5
Health Care	11.1	12.0
Financials	9.2	10.1
Consumer Staples	6.9	6.7

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	96.2%
Convertible Securities	2.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 8.3%

As of December 31, 2015*
Stocks	96.7%
Convertible Securities	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 7.7%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 24.8%
Automobiles - 1.4%
Fuji Heavy Industries Ltd.	2,200	$75,621
General Motors Co.	47,400	1,341,420
Tesla Motors, Inc. (a)	47,669	10,119,175
		11,536,216
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	9,100	603,421
Weight Watchers International, Inc. (a)	47,200	548,936
		1,152,357
Hotels, Restaurants & Leisure - 3.6%
ARAMARK Holdings Corp.	26,000	868,920
Chipotle Mexican Grill, Inc. (a)	9,129	3,676,796
Compass Group PLC	13,600	258,745
Cracker Barrel Old Country Store, Inc. (b)	700	120,029
Domino's Pizza, Inc.	4,700	617,486
Marriott International, Inc. Class A (b)	33,300	2,213,118
McDonald's Corp.	9,200	1,107,128
Paddy Power PLC (Ireland)	700	73,567
Panera Bread Co. Class A (a)	1,700	360,298
Popeyes Louisiana Kitchen, Inc. (a)	7,700	420,728
Sodexo SA	800	85,704
Starbucks Corp.	317,920	18,159,590
Vail Resorts, Inc.	3,300	456,159
Whitbread PLC	26,319	1,231,447
		29,649,715
Household Durables - 0.2%
Mohawk Industries, Inc. (a)	6,900	1,309,344
Internet & Catalog Retail - 11.3%
Amazon.com, Inc. (a)	83,093	59,463,013
Netflix, Inc. (a)	191,827	17,548,334
Priceline Group, Inc. (a)	9,700	12,109,577
TripAdvisor, Inc. (a)	43,834	2,818,526
		91,939,450
Leisure Products - 0.2%
Hasbro, Inc.	7,400	621,526
Mattel, Inc.	24,600	769,734
		1,391,260
Media - 1.7%
CBS Corp. Class B	1,500	81,660
Charter Communications, Inc. Class A	10,085	2,305,834
Discovery Communications, Inc. Class A (a)	3,300	83,259
DISH Network Corp. Class A (a)	3,200	167,680
Interpublic Group of Companies, Inc.	45,900	1,060,290
Liberty Broadband Corp.:
Class A (a)	11,325	672,705
Class C (a)(b)	19,951	1,197,060
Liberty Global PLC:
Class A (a)	39,148	1,137,641
LiLAC Class A (a)	9,811	316,499
LiLAC Class C (a)	3,602	117,029
Liberty Media Corp.:
Liberty Braves Class C (a)	8,420	123,437
Liberty Media Class C (a)	21,051	399,337
Liberty SiriusXM Class C (a)	84,204	2,599,377
Megacable Holdings S.A.B. de CV unit	3,600	14,585
Naspers Ltd. Class N	2,400	366,468
RELX PLC	5,100	93,914
Sirius XM Holdings, Inc. (a)	90,500	357,475
The Walt Disney Co.	32,600	3,188,932
		14,283,182
Multiline Retail - 0.8%
Dollar General Corp.	10,806	1,015,764
Dollar Tree, Inc. (a)	30,300	2,855,472
Dollarama, Inc.	2,800	195,487
Next PLC	13,700	905,240
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	59,400	1,478,466
		6,450,429
Specialty Retail - 3.3%
AutoNation, Inc. (a)	2,500	117,450
AutoZone, Inc. (a)	4,300	3,413,512
Home Depot, Inc.	48,900	6,244,041
Nitori Holdings Co. Ltd.	700	84,899
O'Reilly Automotive, Inc. (a)	21,434	5,810,757
Ross Stores, Inc.	4,600	260,774
The Children's Place Retail Stores, Inc.	4,817	386,227
TJX Companies, Inc.	114,313	8,828,393
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,900	1,437,476
		26,583,529
Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	8,000	1,148,394
Coach, Inc.	46,427	1,891,436
NIKE, Inc. Class B	198,490	10,956,648
Pandora A/S	600	81,720
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	46,200	1,854,006
Class C (non-vtg.)	56,083	2,041,421
		17,973,625

TOTAL CONSUMER DISCRETIONARY		202,269,107

CONSUMER STAPLES - 6.8%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	1,000	131,680
Boston Beer Co., Inc. Class A (a)(b)	9,931	1,698,499
Coca-Cola Bottling Co. Consolidated	10,200	1,504,194
Constellation Brands, Inc. Class A (sub. vtg.)	11,000	1,819,400
Dr. Pepper Snapple Group, Inc.	900	86,967
Kweichow Moutai Co. Ltd.	2,700	118,721
Molson Coors Brewing Co. Class B	7,100	718,023
Monster Beverage Corp.	3,100	498,201
PepsiCo, Inc.	8,900	942,866
The Coca-Cola Co.	45,000	2,039,850
		9,558,401
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,800	506,725
Costco Wholesale Corp.	25,158	3,950,812
CVS Health Corp.	2,624	251,222
Sysco Corp.	24,700	1,253,278
		5,962,037
Food Products - 1.4%
Amplify Snack Brands, Inc. (b)	31,515	464,846
Associated British Foods PLC	98,865	3,602,478
Mondelez International, Inc.	84,735	3,856,290
The J.M. Smucker Co.	1,800	274,338
The Kraft Heinz Co.	17,600	1,557,248
TreeHouse Foods, Inc. (a)	14,400	1,478,160
		11,233,360
Household Products - 1.7%
Colgate-Palmolive Co.	184,957	13,538,852
Spectrum Brands Holdings, Inc.	4,100	489,171
		14,028,023
Personal Products - 1.8%
Estee Lauder Companies, Inc. Class A	157,344	14,321,451
Hypermarcas SA	10,100	73,385
L'Oreal SA	1,322	253,853
		14,648,689

TOTAL CONSUMER STAPLES		55,430,510

ENERGY - 2.5%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	52,850	4,179,378
Oil, Gas & Consumable Fuels - 2.0%
Birchcliff Energy Ltd. (a)	33,600	178,930
Birchcliff Energy Ltd. rights (a)(c)	113,200	547,622
Canadian Natural Resources Ltd.	59,600	1,838,814
Concho Resources, Inc. (a)	3,400	405,518
Continental Resources, Inc. (a)	34,400	1,557,288
Diamondback Energy, Inc.	19,100	1,742,111
EOG Resources, Inc.	82,115	6,850,033
Exxon Mobil Corp.	5,800	543,692
Par Petroleum Corp. (a)	300	4,602
Phillips 66 Co.	4,300	341,162
Pioneer Natural Resources Co.	10,700	1,617,947
PrairieSky Royalty Ltd.	10,880	206,492
Range Resources Corp.	1,800	77,652
TAG Oil Ltd. (a)	158,192	102,853
Tesoro Corp.	2,900	217,268
		16,231,984

TOTAL ENERGY		20,411,362

FINANCIALS - 8.8%
Banks - 2.4%
Banco Santander Chile sponsored ADR	24,100	466,817
Citigroup, Inc.	175,873	7,455,256
HDFC Bank Ltd. sponsored ADR	55,087	3,655,022
Wells Fargo & Co.	177,204	8,387,065
		19,964,160
Capital Markets - 0.5%
BlackRock, Inc. Class A	8,347	2,859,098
Oaktree Capital Group LLC Class A	26,108	1,168,594
		4,027,692
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class A (a)	111	24,084,225
Broadcom Ltd.	43,700	6,790,980
IntercontinentalExchange, Inc.	1,500	383,940
MarketAxess Holdings, Inc.	1,400	203,560
Markit Ltd. (a)	7,500	244,500
MSCI, Inc. Class A	11,225	865,672
S&P Global, Inc.	20,953	2,247,419
		34,820,296
Insurance - 1.2%
Admiral Group PLC	16,300	443,198
AFLAC, Inc.	3,600	259,776
Chubb Ltd.	36,065	4,714,056
Direct Line Insurance Group PLC	99,900	461,853
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	861,742
Marsh & McLennan Companies, Inc.	29,708	2,033,810
The Travelers Companies, Inc.	5,800	690,432
		9,464,867
Real Estate Investment Trusts - 0.4%
American Tower Corp.	18,800	2,135,868
Equinix, Inc.	1,700	659,141
Equity Residential (SBI)	8,500	585,480
Public Storage	900	230,031
		3,610,520
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)	4,986	250,259

TOTAL FINANCIALS		72,137,794

HEALTH CARE - 11.1%
Biotechnology - 2.3%
Agios Pharmaceuticals, Inc. (a)	8,800	368,676
Celgene Corp. (a)	13,900	1,370,957
CSL Ltd.	983	82,899
Enanta Pharmaceuticals, Inc. (a)	10,374	228,747
Five Prime Therapeutics, Inc. (a)	2,100	86,835
Genmab A/S (a)	6,400	1,167,022
Gilead Sciences, Inc.	105,840	8,829,173
Intrexon Corp. (b)	24,300	598,023
Macrogenics, Inc. (a)	17,900	483,121
Medivation, Inc. (a)	9,800	590,940
NantKwest, Inc. (a)(b)	15,200	94,544
Neurocrine Biosciences, Inc. (a)	23,774	1,080,528
OvaScience, Inc. (a)(b)	149,980	781,396
Regeneron Pharmaceuticals, Inc. (a)	9,700	3,387,531
uniQure B.V. (a)	7,700	56,749
		19,207,141
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	2,000	90,440
Becton, Dickinson & Co.	12,274	2,081,548
Boston Scientific Corp. (a)	265,700	6,209,409
C.R. Bard, Inc.	6,900	1,622,604
Dentsply Sirona, Inc.	23,651	1,467,308
DexCom, Inc. (a)	28,072	2,226,952
Edwards Lifesciences Corp. (a)	37,188	3,708,759
Intuitive Surgical, Inc. (a)	3,500	2,314,935
Medtronic PLC	56,366	4,890,878
Nevro Corp. (a)	5,300	390,928
Penumbra, Inc. (a)	3,700	220,150
ResMed, Inc.	2,100	132,783
Sartorius AG	100	7,815
Stryker Corp.	9,400	1,126,402
Sysmex Corp.	1,200	82,630
		26,573,541
Health Care Providers & Services - 2.6%
Aetna, Inc.	11,614	1,418,418
Cigna Corp.	700	89,593
HCA Holdings, Inc. (a)	5,200	400,452
Henry Schein, Inc. (a)	62,893	11,119,482
Surgical Care Affiliates, Inc. (a)	2,700	128,709
UnitedHealth Group, Inc.	57,334	8,095,561
		21,252,215
Health Care Technology - 0.0%
Medidata Solutions, Inc. (a)	1,800	84,366
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	5,500	243,980
Eurofins Scientific SA	900	333,425
Mettler-Toledo International, Inc. (a)	9,055	3,304,351
Thermo Fisher Scientific, Inc.	22,881	3,380,897
Waters Corp. (a)	17,913	2,519,463
		9,782,116
Pharmaceuticals - 1.7%
Aralez Pharmaceuticals, Inc. (a)	33,173	109,471
Astellas Pharma, Inc.	26,400	414,014
Bristol-Myers Squibb Co.	115,868	8,522,091
Dermira, Inc. (a)	4,300	125,775
H Lundbeck A/S (a)	2,300	86,221
Intra-Cellular Therapies, Inc. (a)	3,400	131,988
Jiangsu Hengrui Medicine Co. Ltd.	13,560	82,126
Johnson & Johnson	14,000	1,698,200
Teva Pharmaceutical Industries Ltd. sponsored ADR	54,500	2,737,535
		13,907,421

TOTAL HEALTH CARE		90,806,800

INDUSTRIALS - 6.1%
Aerospace & Defense - 0.7%
General Dynamics Corp.	4,800	668,352
Honeywell International, Inc.	6,400	744,448
Northrop Grumman Corp.	8,100	1,800,468
Raytheon Co.	7,400	1,006,030
Saab AB (B Shares)	2,600	81,080
Space Exploration Technologies Corp. Class A (a)(d)	1,487	143,377
TransDigm Group, Inc. (a)	3,600	949,284
		5,393,039
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	15,700	1,165,725
FedEx Corp.	10,200	1,548,156
		2,713,881
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR	42,379	2,947,036
Southwest Airlines Co.	122,100	4,787,541
		7,734,577
Building Products - 0.6%
A.O. Smith Corp.	2,100	185,031
ASSA ABLOY AB (B Shares)	27,400	563,696
Fortune Brands Home & Security, Inc.	26,517	1,537,190
Masco Corp.	74,663	2,310,073
Toto Ltd.	16,000	639,348
		5,235,338
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	1,433	70,231
Electrical Equipment - 0.4%
Acuity Brands, Inc.	11,800	2,925,928
Vestas Wind Systems A/S	1,200	81,563
		3,007,491
Industrial Conglomerates - 1.7%
3M Co.	31,723	5,555,332
Danaher Corp.	59,120	5,971,120
General Electric Co.	86,934	2,736,682
		14,263,134
Machinery - 0.4%
Deere & Co.	3,000	243,120
Fanuc Corp.	300	48,802
Illinois Tool Works, Inc.	16,393	1,707,495
Ingersoll-Rand PLC	2,600	165,568
PACCAR, Inc.	11,900	617,253
Rational AG	600	277,674
Xylem, Inc.	3,400	151,810
		3,211,722
Professional Services - 0.7%
Equifax, Inc.	36,322	4,663,745
IHS, Inc. Class A (a)	1,127	130,292
Robert Half International, Inc.	900	34,344
TransUnion Holding Co., Inc.	21,600	722,304
Verisk Analytics, Inc. (a)	500	40,540
		5,591,225
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	3,800	489,225
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	21,650	579,787
Bunzl PLC	2,300	70,768
HD Supply Holdings, Inc. (a)	44,800	1,559,936
		2,210,491
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	6,300	64,721

TOTAL INDUSTRIALS		49,985,075

INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)(b)	4,900	315,462
Cisco Systems, Inc.	19,500	559,455
F5 Networks, Inc. (a)	1,400	159,376
Harris Corp.	1,000	83,440
Motorola Solutions, Inc.	2,100	138,537
Palo Alto Networks, Inc. (a)	500	61,320
		1,317,590
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	157,200	9,012,276
CDW Corp.	18,500	741,480
Fitbit, Inc.	3,100	37,882
IPG Photonics Corp. (a)	13,400	1,072,000
Keyence Corp.	300	204,699
		11,068,337
Internet Software & Services - 14.9%
Alphabet, Inc.:
Class A	40,539	28,520,403
Class C (a)	35,100	24,292,710
CoStar Group, Inc. (a)	400	87,464
Facebook, Inc. Class A (a)	568,206	64,934,582
LogMeIn, Inc. (a)	4,613	292,603
NetEase, Inc. sponsored ADR	100	19,322
Rightmove PLC	8,439	412,169
Stamps.com, Inc. (a)	4,000	349,680
SurveyMonkey (a)(d)	62,998	604,151
Tencent Holdings Ltd.	60,600	1,390,144
Twilio, Inc. (a)	22,702	745,761
WebMD Health Corp. (a)(b)	5,119	297,465
		121,946,454
IT Services - 4.6%
Accenture PLC Class A	29,956	3,393,715
ASAC II LP (a)(d)	224,957	37,793
CGI Group, Inc. Class A (sub. vtg.) (a)	3,400	145,242
Cielo SA	2,800	29,514
Computer Sciences Corp.	5,300	263,145
Fiserv, Inc. (a)	13,000	1,413,490
Gartner, Inc. Class A (a)	6,800	662,388
Global Payments, Inc.	22,400	1,598,912
MasterCard, Inc. Class A	118,290	10,416,617
PayPal Holdings, Inc. (a)	145,462	5,310,818
Total System Services, Inc.	4,800	254,928
Vantiv, Inc. (a)	8,900	503,740
Visa, Inc. Class A	188,240	13,961,761
		37,992,063
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	46,600	1,117,002
Lam Research Corp.	29,600	2,488,176
Maxim Integrated Products, Inc.	2,100	74,949
NVIDIA Corp.	2,300	108,123
Qualcomm, Inc.	26,900	1,441,033
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	84,700	2,221,681
Texas Instruments, Inc.	13,800	864,570
		8,315,534
Software - 9.0%
Activision Blizzard, Inc.	202,251	8,015,207
Adobe Systems, Inc. (a)	96,480	9,241,819
Check Point Software Technologies Ltd. (a)	11,200	892,416
Citrix Systems, Inc. (a)	13,200	1,057,188
Electronic Arts, Inc. (a)	119,100	9,023,016
Intuit, Inc.	9,600	1,071,456
Microsoft Corp.	46,300	2,369,171
RealPage, Inc. (a)	8,500	189,805
Red Hat, Inc. (a)	1,100	79,860
Salesforce.com, Inc. (a)	373,226	29,637,877
Ultimate Software Group, Inc. (a)	42,651	8,969,079
Workday, Inc. Class A (a)	42,600	3,180,942
		73,727,836
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	82,341	7,871,800
Hewlett Packard Enterprise Co.	21,900	400,113
Samsung Electronics Co. Ltd.	296	368,418
Xaar PLC	24,188	134,962
		8,775,293

TOTAL INFORMATION TECHNOLOGY		263,143,107

MATERIALS - 3.7%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	15,837	2,249,487
E.I. du Pont de Nemours & Co.	14,200	920,160
Ecolab, Inc.	700	83,020
Frutarom Industries Ltd.	1,600	73,544
Ingevity Corp. (a)	12,500	425,500
Monsanto Co.	800	82,728
PPG Industries, Inc.	45,762	4,766,112
Sherwin-Williams Co.	23,900	7,018,713
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	2,944	72,776
The Dow Chemical Co.	16,500	820,215
Westlake Chemical Corp.	700	30,044
		16,542,299
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	7,603	1,459,776
Vulcan Materials Co.	5,921	712,652
		2,172,428
Containers & Packaging - 0.1%
Ball Corp.	7,100	513,259
Metals & Mining - 1.3%
B2Gold Corp. (a)	160,600	402,759
Barrick Gold Corp.	6,900	147,298
Detour Gold Corp. (a)	20,400	510,336
Franco-Nevada Corp.	46,200	3,513,052
Freeport-McMoRan, Inc.	7,400	82,436
Goldcorp, Inc.	7,100	135,850
Ivanhoe Mines Ltd. (a)	404,209	315,996
Kirkland Lake Gold, Inc. (a)	164,400	1,353,935
Newcrest Mining Ltd. (a)	111,377	1,930,369
Novagold Resources, Inc. (a)	99,738	610,649
Premier Gold Mines Ltd. (a)	141,600	419,775
Primero Mining Corp. (a)	60,700	126,385
Randgold Resources Ltd. sponsored ADR	10,241	1,147,402
TMAC Resources, Inc.	6,300	72,901
Torex Gold Resources, Inc. (a)	65,000	116,220
		10,885,363

TOTAL MATERIALS		30,113,349

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	35,300	1,527,431
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (a)	7,900	284,956
TOTAL COMMON STOCKS
(Cost $560,904,455)		786,109,491

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 2.6%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	4,308	526,998
Series E (d)	2,148	262,765
		789,763
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)	174,063	710,177
TOTAL CONSUMER DISCRETIONARY		1,499,940
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)	30,015	472,436
FINANCIALS - 0.4%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)	331,477	858,525
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (d)	44,875	2,252,377
TOTAL FINANCIALS		3,110,902
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series E (d)	5,172	46,445
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (d)	62,105	419,504
TOTAL HEALTH CARE		465,949
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(d)	4,394	423,669
INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.1%
Dropbox, Inc. Series C (a)(d)	53,923	575,358
Pinterest, Inc.:
Series E, 8.00% (a)(d)	318,795	2,792,644
Series F, 8.00% (a)(d)	331,500	2,903,940
Series G, 8.00% (a)(d)	51,970	455,257
Uber Technologies, Inc. Series D, 8.00% (a)(d)	36,744	1,792,087
		8,519,286
IT Services - 0.0%
Nutanix, Inc. Series E (a)(d)	24,249	323,482
Software - 0.8%
Cloudera, Inc. Series F (a)(d)	9,618	260,455
Cloudflare, Inc. Series D (a)(d)	34,105	194,399
Delphix Corp. Series D (d)	27,980	134,024
Magic Leap, Inc.:
Series B, 8.00% (a)(d)	231,802	5,260,978
Series C (d)	2,268	51,475
Snapchat, Inc. Series F (a)(d)	14,843	455,977
		6,357,308
TOTAL INFORMATION TECHNOLOGY		15,200,076
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(d)	20,342	114,932

TOTAL CONVERTIBLE PREFERRED STOCKS		21,287,904

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	8,600	81,184
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	200	14,778

TOTAL NONCONVERTIBLE PREFERRED STOCKS		95,962

TOTAL PREFERRED STOCKS
(Cost $13,301,211)		21,383,866
	Principal Amount	Value

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (e)	195,000	193,417
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (e)	193,538	192,812
TOTAL BANK LOAN OBLIGATIONS
(Cost $386,595)		386,229
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.43% (f)	5,783,865	5,783,865
Fidelity Securities Lending Cash Central Fund, 0.46% (f)(g)	10,026,025	10,026,025
TOTAL MONEY MARKET FUNDS
(Cost $15,809,890)		15,809,890
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $590,402,151)		823,689,476
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,603,237)
NET ASSETS - 100%		$817,086,239

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,323,483 or 2.7% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$55,999
Airbnb, Inc. Series D	4/16/14	$175,392
Airbnb, Inc. Series E	6/29/15	$199,967
Altiostar Networks, Inc. Series D	1/7/15	$250,003
ASAC II LP	10/10/13	$2,249,570
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$804,171
Blue Apron, Inc. Series D	5/18/15	$400,007
Cloudera, Inc. Series F	2/5/14	$140,038
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$212,499
Delphix Corp. Series D	7/10/15	$251,820
Dropbox, Inc. Series C	1/30/14	$1,029,994
Magic Leap, Inc. Series B, 8.00%	10/17/14	$2,679,631
Magic Leap, Inc. Series C	12/23/15	$52,239
Mulberry Health, Inc. Series A8	1/20/16	$419,504
Nutanix, Inc. Series E	8/26/14	$324,852
Oportun Finance Corp. Series H	2/6/15	$943,814
Pinterest, Inc. Series E, 8.00%	10/23/13	$926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$373,097
Snapchat, Inc. Series F	2/12/16	$455,977
Space Exploration Technologies Corp. Class A	10/16/15	$132,343
Space Exploration Technologies Corp. Series G	1/20/15	$340,359
SurveyMonkey	12/15/14	$1,036,317
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$570,012
WeWork Companies, Inc. Class A	6/23/15	$163,987
WeWork Companies, Inc. Series E	6/23/15	$1,475,919

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,959
Fidelity Securities Lending Cash Central Fund	178,380
Total	$204,339

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$203,769,047	$197,863,388	$4,405,719	$1,499,940
Consumer Staples	55,902,946	51,455,458	3,975,052	472,436
Energy	20,411,362	19,863,740	547,622	--
Financials	75,329,880	71,063,668	905,051	3,361,161
Health Care	91,287,527	88,550,648	2,270,930	465,949
Industrials	50,408,744	48,078,767	1,762,931	567,046
Information Technology	278,343,183	259,245,010	3,256,153	15,842,020
Materials	30,113,349	28,182,980	1,930,369	--
Telecommunication Services	1,642,363	1,527,431	--	114,932
Utilities	284,956	--	284,956	--
Bank Loan Obligations	386,229	--	386,229	--
Money Market Funds	15,809,890	15,809,890	--	--
Total Investments in Securities:	$823,689,476	$781,640,980	$19,725,012	$22,323,484

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$11,204,369
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$21,577,282
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(3,702,233)
Cost of Purchases	455,977
Proceeds of Sales	(2,489,006)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$15,842,020
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(3,624,592)
Other Investments in Securities
Beginning Balance	$ 7,326,393
Net Realized Gain (Loss) on Investment Securities	(209,929)
Net Unrealized Gain (Loss) on Investment Securities	337,506
Cost of Purchases	419,504
Proceeds of Sales	(1,392,010)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,481,464
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$118,653

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,921,627) — See accompanying schedule: Unaffiliated issuers (cost $574,592,261)	$807,879,586
Fidelity Central Funds (cost $15,809,890)	15,809,890
Total Investments (cost $590,402,151)		$823,689,476
Cash		9,837
Foreign currency held at value (cost $79,835)		79,835
Receivable for investments sold		8,166,591
Receivable for fund shares sold		58,626
Dividends receivable		460,972
Interest receivable		139
Distributions receivable from Fidelity Central Funds		15,770
Other receivables		140,781
Total assets		832,622,027
Liabilities
Payable for investments purchased
Regular delivery	$3,093,424
Delayed delivery	547,622
Payable for fund shares redeemed	1,166,857
Accrued management fee	505,815
Other affiliated payables	148,760
Other payables and accrued expenses	47,285
Collateral on securities loaned, at value	10,026,025
Total liabilities		15,535,788
Net Assets		$817,086,239
Net Assets consist of:
Paid in capital		$582,531,650
Accumulated net investment loss		(663,769)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,931,712
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		233,286,646
Net Assets, for 56,298,598 shares outstanding		$817,086,239
Net Asset Value, offering price and redemption price per share ($817,086,239 ÷ 56,298,598 shares)		$14.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$3,146,566
Interest		20,115
Income from Fidelity Central Funds (including $178,380 from security lending)		204,339
Total income		3,371,020
Expenses
Management fee
Basic fee	$2,256,585
Performance adjustment	781,710
Transfer agent fees	734,036
Accounting and security lending fees	143,320
Custodian fees and expenses	58,709
Independent trustees' fees and expenses	1,831
Audit	53,892
Legal	5,266
Interest	97
Miscellaneous	3,646
Total expenses before reductions	4,039,092
Expense reductions	(12,988)	4,026,104
Net investment income (loss)		(655,084)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,293,714
Foreign currency transactions	(2,135)
Total net realized gain (loss)		3,291,579
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,553,376)
Assets and liabilities in foreign currencies	834
Total change in net unrealized appreciation (depreciation)		(17,552,542)
Net gain (loss)		(14,260,963)
Net increase (decrease) in net assets resulting from operations		$(14,916,047)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(655,084)	$(335,582)
Net realized gain (loss)	3,291,579	71,275,685
Change in net unrealized appreciation (depreciation)	(17,552,542)	(821,961)
Net increase (decrease) in net assets resulting from operations	(14,916,047)	70,118,142
Distributions to shareholders from net realized gain	(11,118,111)	(63,012,532)
Share transactions
Proceeds from sales of shares	56,978,643	172,198,636
Reinvestment of distributions	11,118,111	63,012,532
Cost of shares redeemed	(92,047,218)	(245,579,743)
Net increase (decrease) in net assets resulting from share transactions	(23,950,464)	(10,368,575)
Total increase (decrease) in net assets	(49,984,622)	(3,262,965)
Net Assets
Beginning of period	867,070,861	870,333,826
End of period	$817,086,239	$867,070,861
Other Information
Accumulated net investment loss end of period	$(663,769)	$(8,685)
Shares
Sold	4,040,330	11,178,148
Issued in reinvestment of distributions	857,218	4,242,356
Redeemed	(6,423,503)	(15,521,715)
Net increase (decrease)	(1,525,955)	(101,211)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.99	$15.02	$13.99	$10.05	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	(.01)	(.01)	(.01)	–C
Net realized and unrealized gain (loss)	(.28)	1.14	1.46	4.14	.05
Total from investment operations	(.29)	1.13	1.45	4.13	.05
Distributions from net investment income	–	–	–	–	–C
Distributions from net realized gain	(.19)	(1.16)	(.42)	(.19)	–
Total distributions	(.19)	(1.16)	(.42)	(.19)	–C
Net asset value, end of period	$14.51	$14.99	$15.02	$13.99	$10.05
Total ReturnD,E	(1.77)%	7.62%	10.34%	41.23%	.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.94%	.88%	.82%	1.18%H
Expenses net of fee waivers, if any	.98%H	.94%	.88%	.82%	1.18%H
Expenses net of all reductions	.98%H	.93%	.87%	.80%	1.17%H
Net investment income (loss)	(.16)%H	(.04)%	(.07)%	(.07)%	.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$817,086	$867,071	$870,334	$808,847	$481,477
Portfolio turnover rateI	47%H	47%	47%	52%	68%J

 A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Advisor Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 22,323,484	Discounted cash flow	Discount rate	8.0%	Decrease
			Growth rate	2.5% - 3.0% / 5.5%	Increase
			Discount for lack of marketability	20.0%	Decrease
			Weighted average cost of capital	10.9%	Decrease
		Last transaction price	Transaction price	$6.75 - $96.42 / $49.59	Increase
		Market approach	Discount rate	3.0% - 25.0% / 19.3%	Decrease
			Premium rate	10.0% - 235.0% / 105.2%	Increase
			Discount for lack of marketability	15.0% - 25.0% / 19.2%	Decrease
		Market comparable	EV/Sales multiple	1.4 - 11.8 / 3.4	Increase
			P/E multiple	9.8 - 10.9 / 10.3	Increase
			EV/EBITDA multiple	15.9	Increase
			EV/GP multiple	4.5	Increase
		Recovery value	Recovery rate	0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$246,812,594
Gross unrealized depreciation	(14,556,998)
Net unrealized appreciation (depreciation) on securities	$232,255,596
Tax cost	$591,433,880

The Fund elected to defer to its next fiscal year approximately $8,654 of currency losses recognized during the period November 1, 2015 to December 31, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $187,689,322 and $224,458,412, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,961 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,928,000.59%		$97

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $744 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $511,888. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $30,926 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,835 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,153.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Actual	.98%	$1,000.00	$982.30	$4.83
Hypothetical-C		$1,000.00	$1,019.99	$4.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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AO1TI-SANN-0816
1.950954.103

Fidelity® Contrafund® Class K Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	5.7	4.9
Berkshire Hathaway, Inc. Class A	4.8	4.2
Amazon.com, Inc.	3.6	3.0
Alphabet, Inc. Class A	3.2	3.3
Alphabet, Inc. Class C	2.9	3.0
Wells Fargo & Co.	2.6	3.4
UnitedHealth Group, Inc.	2.2	1.7
Visa, Inc. Class A	2.2	2.3
Apple, Inc.	2.1	3.3
Salesforce.com, Inc.	2.1	1.8
	31.4

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.1	31.6
Consumer Discretionary	20.4	20.3
Financials	14.4	15.5
Health Care	13.2	13.6
Consumer Staples	6.7	6.2

Asset Allocation (% of fund's net assets)

As of June 30, 2016 *
Stocks	96.8%
Convertible Securities	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 9.8%

As of December 31, 2015*
Stocks	94.8%
Convertible Securities	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 8.7%

Investments June 30, 2016

Showing Percentage of Net Assets

Common Stocks - 96.8%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.3%
Automobiles - 1.4%
Fuji Heavy Industries Ltd.		270,800	$9,308
General Motors Co.		4,616,533	130,648
Mahindra & Mahindra Ltd.		4,327,351	91,909
Maruti Suzuki India Ltd.		1,533,074	95,293
Tesla Motors, Inc. (a)		5,610,182	1,190,929
			1,518,087
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)		1,130,503	74,964
Weight Watchers International, Inc. (a)		2,404,300	27,962
			102,926
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.		3,303,733	110,411
Chipotle Mexican Grill, Inc. (a)		1,168,377	470,576
Compass Group PLC		1,754,700	33,384
Cracker Barrel Old Country Store, Inc. (b)		89,300	15,312
Domino's Pizza, Inc.		645,186	84,765
Marriott International, Inc. Class A (b)		3,922,204	260,670
McDonald's Corp.		1,320,600	158,921
Paddy Power PLC (Ireland)		183,000	19,233
Panera Bread Co. Class A (a)		222,971	47,256
Sodexo SA		109,100	11,688
Starbucks Corp.		35,657,298	2,036,745
Vail Resorts, Inc.		340,493	47,066
Whitbread PLC		3,788,956	177,282
			3,473,309
Household Durables - 0.2%
Mohawk Industries, Inc. (a)		921,868	174,934
Internet & Catalog Retail - 5.6%
Amazon.com, Inc. (a)		5,405,315	3,868,152
Netflix, Inc. (a)		9,369,196	857,094
Priceline Group, Inc. (a)		821,796	1,025,938
TripAdvisor, Inc. (a)		2,928,078	188,275
			5,939,459
Leisure Products - 0.2%
Hasbro, Inc.		911,550	76,561
Mattel, Inc.		3,474,100	108,705
			185,266
Media - 2.3%
CBS Corp. Class B		193,400	10,529
Charter Communications, Inc. Class A		1,172,101	267,989
Discovery Communications, Inc. Class A (a)		353,383	8,916
DISH Network Corp. Class A (a)		468,700	24,560
Interpublic Group of Companies, Inc.		5,293,472	122,279
Liberty Broadband Corp.:
Class A (a)		550,531	32,702
Class C (a)(b)		1,071,449	64,287
Liberty Global PLC:
Class A (a)		831,685	24,169
LiLAC Class A (a)		569,076	18,358
LiLAC Class C (a)		225,613	7,330
Liberty Media Corp.:
Liberty Braves Class C (a)(b)		483,413	7,087
Liberty Media Class C (a)(b)		1,208,583	22,927
Liberty SiriusXM Class C (a)		4,834,335	149,236
Megacable Holdings S.A.B. de CV unit		179,574	728
Naspers Ltd. Class N		318,300	48,603
RELX PLC		598,700	11,025
Sirius XM Holdings, Inc. (a)(b)		10,425,400	41,180
The Walt Disney Co.		16,103,277	1,575,223
Weinstein Co. Holdings LLC Class A-1 unit (a)(c)(d)		41,234	10,680
			2,447,808
Multiline Retail - 0.6%
Dollar General Corp.		1,378,131	129,544
Dollar Tree, Inc. (a)		4,064,900	383,076
Dollarama, Inc.		288,944	20,173
Ollie's Bargain Outlet Holdings, Inc. (a)(b)		2,119,142	52,745
			585,538
Specialty Retail - 4.0%
AutoZone, Inc. (a)		546,193	433,590
Home Depot, Inc.		6,468,433	825,954
Nitori Holdings Co. Ltd.		100,000	12,128
O'Reilly Automotive, Inc. (a)		2,848,998	772,363
Ross Stores, Inc.		645,700	36,605
The Children's Place Retail Stores, Inc.		779,800	62,524
TJX Companies, Inc.		24,178,634	1,867,316
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		761,212	185,462
			4,195,942
Textiles, Apparel & Luxury Goods - 2.6%
adidas AG		1,036,100	148,731
Coach, Inc.		6,153,600	250,698
NIKE, Inc. Class B		33,253,818	1,835,611
Pandora A/S		72,700	9,902
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)		5,618,272	225,461
Class C (non-vtg.)		6,941,952	252,687
			2,723,090

TOTAL CONSUMER DISCRETIONARY			21,346,359

CONSUMER STAPLES - 6.6%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR		125,399	16,513
Boston Beer Co., Inc. Class A (a)(b)		247,358	42,306
Constellation Brands, Inc. Class A (sub. vtg.)		1,369,149	226,457
Dr. Pepper Snapple Group, Inc.		118,200	11,422
Kweichow Moutai Co. Ltd.		337,800	14,853
Molson Coors Brewing Co. Class B		918,300	92,868
Monster Beverage Corp.		456,061	73,294
PepsiCo, Inc.		1,163,000	123,208
The Coca-Cola Co.		10,008,700	453,694
			1,054,615
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,410,054	60,552
Costco Wholesale Corp.		3,342,970	524,980
CVS Health Corp.		4,718,423	451,742
Sysco Corp.		3,220,000	163,383
			1,200,657
Food Products - 1.1%
Amplify Snack Brands, Inc.		379,460	5,597
Associated British Foods PLC		10,466,610	381,386
Mondelez International, Inc.		7,455,841	339,315
The J.M. Smucker Co.		226,200	34,475
The Kraft Heinz Co.		2,308,737	204,277
TreeHouse Foods, Inc. (a)		1,850,828	189,987
			1,155,037
Household Products - 1.9%
Colgate-Palmolive Co.		26,989,463	1,975,629
Spectrum Brands Holdings, Inc.		504,071	60,141
			2,035,770
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A		16,074,141	1,463,068
Hypermarcas SA		1,364,900	9,917
L'Oreal SA		249,258	47,863
			1,520,848

TOTAL CONSUMER STAPLES			6,966,927

ENERGY - 2.2%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.		5,660,784	447,655
Oil, Gas & Consumable Fuels - 1.8%
Americas Petrogas, Inc. (a)(e)		3,560,563	634
Birchcliff Energy Ltd. (a)		5,827,984	31,036
Birchcliff Energy Ltd. (a)(e)		686,127	3,654
Birchcliff Energy Ltd. rights (a)(f)		15,552,600	75,238
Canadian Natural Resources Ltd.		7,121,300	219,711
Concho Resources, Inc. (a)		450,000	53,672
Continental Resources, Inc. (a)		4,989,620	225,880
Diamondback Energy, Inc.		2,776,495	253,244
EOG Resources, Inc.		7,645,895	637,821
Exxon Mobil Corp.		786,500	73,727
Phillips 66 Co.		490,106	38,885
Pioneer Natural Resources Co.		1,368,862	206,986
PrairieSky Royalty Ltd. (b)		1,436,506	27,264
Range Resources Corp.		106,688	4,603
			1,852,355

TOTAL ENERGY			2,300,010

FINANCIALS - 14.1%
Banks - 5.5%
Bank of America Corp.		6,669,079	88,499
Bank of Ireland (a)		1,289,460,541	262,711
Citigroup, Inc.		24,149,876	1,023,713
HDFC Bank Ltd. sponsored ADR		7,412,503	491,820
JPMorgan Chase & Co.		9,490,965	589,769
Kotak Mahindra Bank Ltd.		6,242,451	70,796
Metro Bank PLC (b)(g)		6,277,978	152,011
U.S. Bancorp		11,007,843	443,946
Wells Fargo & Co.		57,490,738	2,721,037
			5,844,302
Capital Markets - 0.4%
BlackRock, Inc. Class A		809,829	277,391
Oaktree Capital Group LLC Class A		2,399,772	107,414
			384,805
Consumer Finance - 0.0%
Synchrony Financial		433,794	10,966
Diversified Financial Services - 6.0%
Berkshire Hathaway, Inc. Class A (a)		23,147	5,022,320
Broadcom Ltd.		5,185,988	805,903
IntercontinentalExchange, Inc.		129,042	33,030
MarketAxess Holdings, Inc.		185,200	26,928
Markit Ltd. (a)		1,089,200	35,508
MSCI, Inc. Class A		1,332,374	102,753
S&P Global, Inc.		2,471,094	265,050
			6,291,492
Insurance - 1.8%
Admiral Group PLC		2,064,188	56,125
AFLAC, Inc.		477,500	34,456
AIA Group Ltd.		50,728,400	305,067
Chubb Ltd.		7,841,090	1,024,909
Direct Line Insurance Group PLC		12,109,573	55,984
Fairfax Financial Holdings Ltd. (sub. vtg.)		193,332	104,126
Marsh & McLennan Companies, Inc.		2,829,763	193,726
The Travelers Companies, Inc.		875,163	104,179
			1,878,572
Real Estate Investment Trusts - 0.4%
American Tower Corp.		2,712,473	308,164
Equinix, Inc.		141,600	54,903
Equity Residential (SBI)		1,169,739	80,572
Public Storage		98,300	25,124
			468,763
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)		644,857	32,367

TOTAL FINANCIALS			14,911,267

HEALTH CARE - 13.1%
Biotechnology - 2.8%
Agios Pharmaceuticals, Inc. (a)		1,289,987	54,044
Biogen, Inc. (a)		2,500,633	604,703
Celgene Corp. (a)		2,334,765	230,278
CSL Ltd.		125,368	10,573
Five Prime Therapeutics, Inc. (a)		167,840	6,940
Genmab A/S (a)		886,474	161,646
Gilead Sciences, Inc.		13,612,035	1,135,516
Intrexon Corp. (b)		3,086,614	75,962
Medivation, Inc. (a)		1,273,600	76,798
NantKwest, Inc. (a)(b)		1,042,601	6,485
Neurocrine Biosciences, Inc. (a)		2,701,910	122,802
OvaScience, Inc. (a)		1,250,524	6,515
Regeneron Pharmaceuticals, Inc. (a)		1,251,176	436,948
			2,929,210
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.		254,600	11,513
Becton, Dickinson & Co.		1,459,646	247,541
Boston Scientific Corp. (a)		37,829,558	884,077
C.R. Bard, Inc.		715,157	168,176
Dentsply Sirona, Inc.		2,971,831	184,372
DexCom, Inc.(a)		2,896,331	229,766
Edwards Lifesciences Corp. (a)		4,734,500	472,172
Intuitive Surgical, Inc. (a)		535,483	354,174
Medtronic PLC		7,877,547	683,535
Nevro Corp. (a)		638,300	47,081
Penumbra, Inc. (a)		296,288	17,629
ResMed, Inc.		235,200	14,872
Sartorius AG		3,895	304
Stryker Corp.		2,541,588	304,558
Sysmex Corp.		159,200	10,962
			3,630,732
Health Care Providers & Services - 3.1%
Aetna, Inc.		1,669,956	203,952
Cigna Corp.		150,548	19,269
HCA Holdings, Inc. (a)		673,700	51,882
Henry Schein, Inc. (a)		3,813,430	674,214
Surgical Care Affiliates, Inc. (a)		207,766	9,904
UnitedHealth Group, Inc.		16,522,824	2,333,023
			3,292,244
Health Care Technology - 0.0%
Medidata Solutions, Inc. (a)		97,057	4,549
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.		707,300	31,376
Eurofins Scientific SA		9,154	3,391
Mettler-Toledo International, Inc. (a)(g)		1,746,166	637,211
Thermo Fisher Scientific, Inc.		2,767,813	408,972
Waters Corp. (a)		2,015,734	283,513
			1,364,463
Pharmaceuticals - 2.5%
Astellas Pharma, Inc.		3,032,600	47,558
Bristol-Myers Squibb Co.		15,501,931	1,140,167
Dermira, Inc. (a)		542,700	15,874
H Lundbeck A/S (a)		318,200	11,928
Intra-Cellular Therapies, Inc. (a)		398,300	15,462
Jiangsu Hengrui Medicine Co. Ltd.		1,656,600	10,033
Johnson & Johnson		7,244,944	878,812
Novo Nordisk A/S Series B		554,438	29,858
Teva Pharmaceutical Industries Ltd. sponsored ADR		9,472,481	475,803
			2,625,495

TOTAL HEALTH CARE			13,846,693

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.7%
General Dynamics Corp.		712,749	99,243
Honeywell International, Inc.		803,589	93,473
Northrop Grumman Corp.		1,025,044	227,847
Raytheon Co.		1,117,400	151,911
Saab AB (B Shares)		370,100	11,541
Space Exploration Technologies Corp. Class A (a)(d)		200,313	19,314
TransDigm Group, Inc. (a)		505,900	133,401
			736,730
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.		2,148,236	159,507
FedEx Corp.		1,569,286	238,186
			397,693
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR		6,424,333	446,748
Southwest Airlines Co.		16,315,505	639,731
			1,086,479
Building Products - 0.6%
A.O. Smith Corp.		271,127	23,889
ASSA ABLOY AB (B Shares)		3,538,537	72,798
Fortune Brands Home & Security, Inc.		3,130,729	181,488
Masco Corp.		9,707,156	300,339
Toto Ltd.		2,112,600	84,418
			662,932
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)		180,936	8,868
Electrical Equipment - 0.3%
Acuity Brands, Inc.		1,282,707	318,060
Vestas Wind Systems A/S		318,300	21,635
			339,695
Industrial Conglomerates - 2.0%
3M Co.		5,247,487	918,940
Danaher Corp.		7,442,851	751,728
General Electric Co.		14,430,242	454,264
			2,124,932
Machinery - 0.3%
Deere & Co.		658,500	53,365
Illinois Tool Works, Inc.		1,178,300	122,732
Ingersoll-Rand PLC		363,300	23,135
PACCAR, Inc.		1,481,815	76,862
Rational AG		42,428	19,635
Xylem, Inc.		309,730	13,829
			309,558
Professional Services - 0.6%
Equifax, Inc.		4,329,661	555,928
IHS, Inc. Class A (a)		138,669	16,032
TransUnion Holding Co., Inc.		2,533,847	84,732
Verisk Analytics, Inc. (a)		54,710	4,436
			661,128
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.		1,171,440	150,815
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (e)		1,520,364	40,715
Class A		3,227,849	86,442
Bunzl PLC		244,117	7,511
HD Supply Holdings, Inc. (a)		5,353,992	186,426
			321,094
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		544,896	5,598

TOTAL INDUSTRIALS			6,805,522

INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)(b)		556,049	35,798
Cisco Systems, Inc.		2,610,600	74,898
F5 Networks, Inc. (a)		176,700	20,116
Harris Corp.		136,400	11,381
Motorola Solutions, Inc.		18,975	1,252
			143,445
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A (g)		24,156,718	1,384,905
CDW Corp.		2,237,112	89,663
IPG Photonics Corp. (a)		1,776,284	142,103
Keyence Corp.		36,400	24,837
			1,641,508
Internet Software & Services - 12.2%
Alibaba Group Holding Ltd. sponsored ADR (a)		900	72
Alphabet, Inc.:
Class A		4,786,317	3,367,318
Class C (a)		4,357,625	3,015,912
CoStar Group, Inc. (a)		25,702	5,620
Dropbox, Inc. (a)(d)		5,464,028	58,301
Facebook, Inc. Class A (a)		52,406,084	5,988,962
LogMeIn, Inc. (a)		739,248	46,891
NetEase, Inc. sponsored ADR		11,075	2,140
Rightmove PLC		971,253	47,437
Stamps.com, Inc. (a)		310,863	27,176
Tencent Holdings Ltd.		7,253,300	166,388
Twilio, Inc. (a)		2,935,814	96,441
WebMD Health Corp. (a)(b)		643,190	37,376
			12,860,034
IT Services - 5.5%
Accenture PLC Class A		4,487,068	508,340
ASAC II LP (a)(d)		39,494,500	6,635
CGI Group, Inc. Class A (sub. vtg.)(a)		454,200	19,403
Cielo SA		357,600	3,769
Computer Sciences Corp.		916,904	45,524
Fiserv, Inc. (a)		4,447,354	483,561
Gartner, Inc. Class A (a)		981,312	95,590
Global Payments, Inc.		1,763,619	125,887
MasterCard, Inc. Class A		15,735,359	1,385,656
PayPal Holdings, Inc. (a)		18,996,287	693,554
Total System Services, Inc.		578,047	30,700
Vantiv, Inc. (a)		1,144,295	64,767
Visa, Inc. Class A		31,190,497	2,313,399
			5,776,785
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.		6,028,600	144,506
KLA-Tencor Corp.		15,733	1,152
Lam Research Corp. (b)		3,908,675	328,563
NVIDIA Corp.		292,000	13,727
Qualcomm, Inc.		4,987,141	267,161
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		7,523,305	197,336
Texas Instruments, Inc.		1,789,600	112,118
			1,064,563
Software - 7.6%
Activision Blizzard, Inc. (g)		39,866,702	1,579,917
Adobe Systems, Inc. (a)		11,830,194	1,133,214
Check Point Software Technologies Ltd. (a)		1,291,646	102,918
Citrix Systems, Inc. (a)		1,718,500	137,635
Electronic Arts, Inc. (a)		7,437,051	563,431
Intuit, Inc.		866,271	96,685
Microsoft Corp.		27,621,318	1,413,383
RealPage, Inc. (a)		865,335	19,323
Red Hat, Inc. (a)		150,100	10,897
Salesforce.com, Inc. (a)		27,577,236	2,189,908
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)		124,282	0
warrants 10/3/18 (a)(d)		181,908	0
Ultimate Software Group, Inc. (a)(g)		1,639,481	344,766
Workday, Inc. Class A (a)		5,943,820	443,825
			8,035,902
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.		23,538,634	2,250,293
Hewlett Packard Enterprise Co.		2,861,800	52,285
Samsung Electronics Co. Ltd.		50,932	63,393
			2,365,971

TOTAL INFORMATION TECHNOLOGY			31,888,208

MATERIALS - 3.6%
Chemicals - 2.0%
Air Products & Chemicals, Inc.		1,985,599	282,034
E.I. du Pont de Nemours & Co.		1,632,900	105,812
Ecolab, Inc.		90,900	10,781
Frutarom Industries Ltd.		195,300	8,977
Monsanto Co.		104,600	10,817
PPG Industries, Inc.		7,583,176	789,788
Sherwin-Williams Co.		2,702,664	793,691
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		349,291	8,634
The Dow Chemical Co.		2,073,200	103,059
Westlake Chemical Corp.		84,700	3,635
			2,117,228
Construction Materials - 0.3%
Martin Marietta Materials, Inc.		1,001,932	192,371
Vulcan Materials Co.		738,113	88,839
			281,210
Containers & Packaging - 0.1%
Ball Corp.		962,789	69,600
Metals & Mining - 1.2%
B2Gold Corp. (a)(g)		57,538,426	144,297
Detour Gold Corp. (a)		2,607,600	65,233
Franco-Nevada Corp. (b)		6,269,113	476,704
Freeport-McMoRan, Inc.		942,000	10,494
Goldcorp, Inc.		911,900	17,448
Ivanhoe Mines Ltd. (a)(g)		49,079,408	38,369
Ivanhoe Mines Ltd. (a)(e)(g)		15,826,209	12,372
Kirkland Lake Gold, Inc. (a)		3,604,700	29,687
Newcrest Mining Ltd. (a)		17,519,483	303,645
Novagold Resources, Inc. (a)		10,965,057	67,134
Premier Gold Mines Ltd. (a)		1,305,200	3,869
Randgold Resources Ltd. sponsored ADR		1,287,622	144,265
Torex Gold Resources, Inc. (a)		6,633,600	11,861
			1,325,378

TOTAL MATERIALS			3,793,416

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)		4,424,897	191,465
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (a)		1,000,628	36,093
TOTAL COMMON STOCKS
(Cost $60,553,817)			102,085,960

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)		578,817	70,807
Series E (d)		388,853	47,568
Handy Technologies, Inc. Series C (d)		3,537,042	17,358
			135,733
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(d)		1,228,555	37
TOTAL CONSUMER DISCRETIONARY			135,770
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)		4,329,591	68,148
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (d)		5,803,713	291,301
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series E (d)		664,987	5,972
Intarcia Therapeutics, Inc. Series CC (a)(d)		2,100,446	52,007
			57,979
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (d)		7,960,894	53,774
TOTAL HEALTH CARE			111,753
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(d)		558,215	53,823
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.8%
Dropbox, Inc.:
Series A (a)(d)		1,260,898	13,454
Series C (a)(d)		698,385	7,452
Pinterest, Inc.:
Series E, 8.00% (a)(d)		54,841,080	480,408
Series F, 8.00% (a)(d)		3,455,720	30,272
Series G, 8.00% (a)(d)		4,301,275	37,679
Uber Technologies, Inc. Series D, 8.00% (a)(d)		4,868,916	237,468
			806,733
IT Services - 0.0%
Nutanix, Inc. Series E (a)(d)		3,060,752	40,830
Software - 0.1%
Cloudera, Inc. Series F (a)(d)		1,316,883	35,661
Cloudflare, Inc. Series D (a)(d)		4,303,714	24,531
Delphix Corp. Series D (d)		3,712,687	17,784
Snapchat, Inc. Series F (a)(d)		1,875,642	57,620
Trion World Network, Inc.:
Series C, 8.00% (a)(d)		3,950,196	435
Series C-1, 8.00%(a)(d)		310,705	34
Series D, 8.00% (a)(d)		333,435	37
			136,102
TOTAL INFORMATION TECHNOLOGY			983,665
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(d)		2,538,649	14,343

TOTAL CONVERTIBLE PREFERRED STOCKS			1,658,803

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR		1,123,500	10,606
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)		16,752	1,238

TOTAL NONCONVERTIBLE PREFERRED STOCKS			11,844

TOTAL PREFERRED STOCKS
(Cost $1,036,182)			1,670,647
		Principal Amount (000s)(h)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (d)		1,619	939
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,616	15,148
TOTAL CORPORATE BONDS
(Cost $19,417)			16,087

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (i)		24,635	24,435
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (i)		24,693	24,601
TOTAL BANK LOAN OBLIGATIONS
(Cost $49,082)			49,036
		Shares	Value (000s)

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.43% (j)		2,050,788,612	2,050,789
Fidelity Securities Lending Cash Central Fund, 0.46% (j)(k)		645,389,440	645,389
TOTAL MONEY MARKET FUNDS
(Cost $2,696,178)			2,696,178
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $64,354,676)			106,517,908
NET OTHER ASSETS (LIABILITIES) - (1.0)%			(1,039,881)
NET ASSETS - 100%			$105,478,027

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,787,039,000 or 1.7% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,375,000 or 0.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated company

 (h) Amount is stated in United States dollars unless otherwise noted.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series D	1/7/15	$31,200
ASAC II LP	10/10/13	$3,041
Blue Apron, Inc. Series D	5/18/15	$57,700
Cloudera, Inc. Series F	2/5/14	$19,174
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Dropbox, Inc.	5/2/12	$49,445
Dropbox, Inc. Series A	5/29/12	$11,410
Dropbox, Inc. Series C	1/30/14	$13,340
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mode Media Corp. Series M-1, 8.00%	3/19/08	$26,058
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Nutanix, Inc. Series E	8/26/14	$41,003
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Snapchat, Inc. Series F	2/12/16	$57,620
Space Exploration Technologies Corp. Class A	10/16/15	$17,828
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$1,706
Trion World Network, Inc. Series D, 8.00%	3/20/13	$1,754
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 4/19/16	$1,617
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$75,532
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$21,209
WeWork Companies, Inc. Series E	6/23/15	$190,882

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9,596
Fidelity Securities Lending Cash Central Fund	13,404
Total	$23,000

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Activision Blizzard, Inc.	$215,163	$--	$1,296	$1,439	$1,579,917
Air Lease Corp. Class A	51,263	--	327	152	--
Air Lease Corp. Class A	187,246	--	66,554	480	--
Amphenol Corp. Class A	1,394,816	14,979	136,328	6,771	1,384,905
B2Gold Corp.	57,677	2,023	606	--	144,297
Chipotle Mexican Grill, Inc.	934,389	21,179	372,407	--	--
Ivanhoe Mines Ltd.	4,308	26,904	114	--	38,369
Ivanhoe Mines Ltd.	7,027	--	72	--	12,372
Metro Bank PLC	--	--	264	--	152,011
Metro Bank PLC Class A	81,353	45,687	--	--	--
Mettler-Toledo International, Inc.	555,432	42,054	4,022	--	637,211
Ultimate Software Group, Inc.	291,863	29,229	2,086	--	344,766
Total	$3,780,537	$182,055	$584,076	$8,842	$4,293,848

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$21,482,129	$20,667,193	$668,486	$146,450
Consumer Staples	7,035,075	6,522,825	444,102	68,148
Energy	2,300,010	2,224,772	75,238	--
Financials	15,213,174	13,986,812	902,694	323,668
Health Care	13,959,684	13,560,440	287,491	111,753
Industrials	6,859,345	6,568,670	217,538	73,137
Information Technology	32,871,873	31,424,776	398,496	1,048,601
Materials	3,793,416	3,489,771	303,645	--
Telecommunication Services	205,808	191,465	--	14,343
Utilities	36,093	--	36,093	--
Corporate Bonds	16,087	--	15,148	939
Bank Loan Obligations	49,036	--	49,036	--
Money Market Funds	2,696,178	2,696,178	--	--
Total Investments in Securities:	$106,517,908	$101,332,902	$3,397,967	$1,787,039

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$1,624,838
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$2,047,464
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(631,375)
Cost of Purchases	57,620
Proceeds of Sales	(425,108)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,048,601
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(621,335)
Other Investments in Securities
Beginning Balance	$928,809
Net Realized Gain (Loss) on Investment Securities	25,631
Net Unrealized Gain (Loss) on Investment Securities	(7,190)
Cost of Purchases	99,589
Proceeds of Sales	(308,401)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$738,438
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$18,397

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2016
Assets
Investment in securities, at value (including securities loaned of $637,767) — See accompanying schedule: Unaffiliated issuers (cost $59,638,174)	$99,527,882
Fidelity Central Funds (cost $2,696,178)	2,696,178
Other affiliated issuers (cost $2,020,324)	4,293,848
Total Investments (cost $64,354,676)		$106,517,908
Cash		285
Foreign currency held at value (cost $11,144)		11,144
Receivable for investments sold		108,066
Receivable for fund shares sold		63,551
Dividends receivable		65,520
Interest receivable		1,765
Distributions receivable from Fidelity Central Funds		1,832
Other receivables		21,864
Total assets		106,791,935
Liabilities
Payable for investments purchased
Regular delivery	$402,176
Delayed delivery	75,238
Payable for fund shares redeemed	127,924
Accrued management fee	48,720
Other affiliated payables	10,696
Other payables and accrued expenses	3,765
Collateral on securities loaned, at value	645,389
Total liabilities		1,313,908
Net Assets		$105,478,027
Net Assets consist of:
Paid in capital		$61,557,167
Undistributed net investment income		136,591
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,621,126
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,163,143
Net Assets		$105,478,027
Contrafund:
Net Asset Value, offering price and redemption price per share ($75,192,421 ÷ 774,927 shares)		$97.03
Class K:
Net Asset Value, offering price and redemption price per share ($30,285,606 ÷ 312,204 shares)		$97.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016
Investment Income
Dividends (including $8,842 earned from other affiliated issuers)		$484,576
Interest		3,379
Income from Fidelity Central Funds		23,000
Total income		510,955
Expenses
Management fee
Basic fee	$287,167
Performance adjustment	19,000
Transfer agent fees	61,500
Accounting and security lending fees	1,845
Custodian fees and expenses	813
Independent trustees' fees and expenses	233
Depreciation in deferred trustee compensation account	(1)
Registration fees	412
Audit	183
Legal	58
Miscellaneous	446
Total expenses before reductions	371,656
Expense reductions	(1,689)	369,967
Net investment income (loss)		140,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,882,645
Other affiliated issuers	(4,228)
Foreign currency transactions	527
Total net realized gain (loss)		1,878,944
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,334,470)
Assets and liabilities in foreign currencies	99
Total change in net unrealized appreciation (depreciation)		(3,334,371)
Net gain (loss)		(1,455,427)
Net increase (decrease) in net assets resulting from operations		$(1,314,439)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,988	$396,292
Net realized gain (loss)	1,878,944	7,845,998
Change in net unrealized appreciation (depreciation)	(3,334,371)	(1,344,828)
Net increase (decrease) in net assets resulting from operations	(1,314,439)	6,897,462
Distributions to shareholders from net investment income	(15,450)	(359,493)
Distributions to shareholders from net realized gain	(687,549)	(5,311,883)
Total distributions	(702,999)	(5,671,376)
Share transactions - net increase (decrease)	(1,788,118)	(1,478,787)
Total increase (decrease) in net assets	(3,805,556)	(252,701)
Net Assets
Beginning of period	109,283,583	109,536,284
End of period	$105,478,027	$109,283,583
Other Information
Undistributed net investment income end of period	$136,591	$11,053

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Contrafund

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$98.92	$97.97	$96.14	$77.57	$67.45	$67.73
Income from Investment Operations
Net investment income (loss)A	.11	.33	.30	.33	.30	.04
Net realized and unrealized gain (loss)	(1.36)	5.89	8.67	25.70	10.66	(.13)
Total from investment operations	(1.25)	6.22	8.97	26.03	10.96	(.09)
Distributions from net investment income	(.01)	(.31)	(.25)	(.13)	(.19)B	(.04)
Distributions from net realized gain	(.62)	(4.96)	(6.89)	(7.33)	(.65)B	(.15)
Total distributions	(.64)C	(5.27)	(7.14)	(7.46)	(.84)	(.19)
Net asset value, end of period	$97.03	$98.92	$97.97	$96.14	$77.57	$67.45
Total ReturnD,E	(1.20)%	6.46%	9.56%	34.15%	16.26%	(.14)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.71%	.64%	.67%	.74%	.81%
Expenses net of fee waivers, if any	.74%H	.71%	.64%	.67%	.74%	.81%
Expenses net of all reductions	.74%H	.70%	.64%	.66%	.74%	.81%
Net investment income (loss)	.24%H	.33%	.31%	.37%	.40%	.06%
Supplemental Data
Net assets, end of period (in millions)	$75,192	$77,724	$75,057	$74,962	$58,769	$54,677
Portfolio turnover rateI	45%H,J	35%J	45%J	46%	48%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.623 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Contrafund Class K

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$98.84	$97.90	$96.07	$77.51	$67.40	$67.70
Income from Investment Operations
Net investment income (loss)A	.16	.43	.40	.42	.39	.12
Net realized and unrealized gain (loss)	(1.35)	5.88	8.68	25.70	10.65	(.14)
Total from investment operations	(1.19)	6.31	9.08	26.12	11.04	(.02)
Distributions from net investment income	(.01)	(.41)	(.36)	(.23)	(.28)B	(.13)
Distributions from net realized gain	(.62)	(4.96)	(6.89)	(7.33)	(.65)B	(.15)
Total distributions	(.64)C	(5.37)	(7.25)	(7.56)	(.93)	(.28)
Net asset value, end of period	$97.01	$98.84	$97.90	$96.07	$77.51	$67.40
Total ReturnD,E	(1.14)%	6.55%	9.68%	34.30%	16.40%	(.02)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.61%	.54%	.56%	.63%	.69%
Expenses net of fee waivers, if any	.64%H	.61%	.54%	.56%	.63%	.69%
Expenses net of all reductions	.64%H	.61%	.54%	.56%	.62%	.69%
Net investment income (loss)	.34%H	.43%	.41%	.48%	.51%	.18%
Supplemental Data
Net assets, end of period (in millions)	$30,286	$31,560	$34,479	$35,982	$25,644	$18,047
Portfolio turnover rateI	45%H,J	35%J	45%J	46%	48%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.623 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$939	Recovery value	Recovery rate	58.0%	Increase
Equities	$1,786,100	Discounted cash flow	Discount rate	8.0%	Decrease
			Growth rate	2.5% - 3.0% / 3.0%	Increase
			Discount for lack of marketability	20.0%	Decrease
			Weighted average cost of capital	40.0%	Decrease
		Last transaction price	Transaction price	$6.75 - $96.42 / $48.51	Increase
		Market approach	Discount rate	3.0% - 75.0% / 13.6%	Decrease
			Premium rate	10.0% - 235.0% / 106.8%	Increase
			Discount for lack of marketability	15.0% - 75.0% / 18.5%	Decrease
			Proxy discount	20.4	Decrease
		Market comparable	EV/Sales multiple	1.1 - 11.8 / 6.2	Increase
			EV/EBITDA multiple	8.8	Increase
			EV/GP multiple	4.5	Increase
		Recovery value	Recovery rate	0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$43,422,448
Gross unrealized depreciation	(1,361,041)
Net unrealized appreciation (depreciation) on securities	$42,061,407
Tax Cost	$64,456,501

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $10,680 representing .01% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, in-kind transactions and U.S. government securities, aggregated $23,526,177 and $22,684,669, respectively.

Redemptions In-Kind. During the period, 7,599 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments, including accrued interest, with a value of $ 720,283. The net realized gain of $414,442 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$54,417.15
Class K	7,083.05
	$ 61,500

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $473 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,034. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,404, including $558 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,294 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $395.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Contrafund	$10,962	$234,900
Class K	4,488	124,593
Total	$15,450	$359,493
From net realized gain
Contrafund	$487,809	$3,753,385
Class K	199,740	1,558,498
Total	$687,549	$5,311,883

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Contrafund
Shares sold	46,906	88,333	$4,419,884	$8,950,532
Reinvestment of distributions	5,393	38,937	475,344	3,803,760
Shares redeemed	(63,117)	(107,615)(a)	(5,986,224)	(10,887,026)(a)
Net increase (decrease)	(10,818)	19,655	$(1,090,996)	$1,867,266
Class K
Shares sold	32,477	62,375	$3,068,961	$6,324,048
Reinvestment of distributions	2,318	17,242	204,228	1,683,091
Shares redeemed	(41,882)(b)	(112,522)(a)	(3,970,311)(b)	(11,353,192)(a)
Net increase (decrease)	(7,087)	(32,905)	$(697,122)	$(3,346,053)

 (a) Amount includes in-kind redemptions.

 (b) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2016, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Contrafund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 16, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Contrafund	.74%
Actual		$1,000.00	$988.00	$3.66
Hypothetical-C		$1,000.00	$1,021.18	$3.72
Class K	.64%
Actual		$1,000.00	$988.60	$3.16
Hypothetical-C		$1,000.00	$1,021.68	$3.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

CON-K-SANN-0816
1.863194.107

Fidelity® Contrafund® Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	5.7	4.9
Berkshire Hathaway, Inc. Class A	4.8	4.2
Amazon.com, Inc.	3.6	3.0
Alphabet, Inc. Class A	3.2	3.3
Alphabet, Inc. Class C	2.9	3.0
Wells Fargo & Co.	2.6	3.4
UnitedHealth Group, Inc.	2.2	1.7
Visa, Inc. Class A	2.2	2.3
Apple, Inc.	2.1	3.3
Salesforce.com, Inc.	2.1	1.8
	31.4

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.1	31.6
Consumer Discretionary	20.4	20.3
Financials	14.4	15.5
Health Care	13.2	13.6
Consumer Staples	6.7	6.2

Asset Allocation (% of fund's net assets)

As of June 30, 2016 *
Stocks	96.8%
Convertible Securities	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 9.8%

As of December 31, 2015*
Stocks	94.8%
Convertible Securities	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 8.7%

Investments June 30, 2016

Showing Percentage of Net Assets

Common Stocks - 96.8%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.3%
Automobiles - 1.4%
Fuji Heavy Industries Ltd.		270,800	$9,308
General Motors Co.		4,616,533	130,648
Mahindra & Mahindra Ltd.		4,327,351	91,909
Maruti Suzuki India Ltd.		1,533,074	95,293
Tesla Motors, Inc. (a)		5,610,182	1,190,929
			1,518,087
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)		1,130,503	74,964
Weight Watchers International, Inc. (a)		2,404,300	27,962
			102,926
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.		3,303,733	110,411
Chipotle Mexican Grill, Inc. (a)		1,168,377	470,576
Compass Group PLC		1,754,700	33,384
Cracker Barrel Old Country Store, Inc. (b)		89,300	15,312
Domino's Pizza, Inc.		645,186	84,765
Marriott International, Inc. Class A (b)		3,922,204	260,670
McDonald's Corp.		1,320,600	158,921
Paddy Power PLC (Ireland)		183,000	19,233
Panera Bread Co. Class A (a)		222,971	47,256
Sodexo SA		109,100	11,688
Starbucks Corp.		35,657,298	2,036,745
Vail Resorts, Inc.		340,493	47,066
Whitbread PLC		3,788,956	177,282
			3,473,309
Household Durables - 0.2%
Mohawk Industries, Inc. (a)		921,868	174,934
Internet & Catalog Retail - 5.6%
Amazon.com, Inc. (a)		5,405,315	3,868,152
Netflix, Inc. (a)		9,369,196	857,094
Priceline Group, Inc. (a)		821,796	1,025,938
TripAdvisor, Inc. (a)		2,928,078	188,275
			5,939,459
Leisure Products - 0.2%
Hasbro, Inc.		911,550	76,561
Mattel, Inc.		3,474,100	108,705
			185,266
Media - 2.3%
CBS Corp. Class B		193,400	10,529
Charter Communications, Inc. Class A		1,172,101	267,989
Discovery Communications, Inc. Class A (a)		353,383	8,916
DISH Network Corp. Class A (a)		468,700	24,560
Interpublic Group of Companies, Inc.		5,293,472	122,279
Liberty Broadband Corp.:
Class A (a)		550,531	32,702
Class C (a)(b)		1,071,449	64,287
Liberty Global PLC:
Class A (a)		831,685	24,169
LiLAC Class A (a)		569,076	18,358
LiLAC Class C (a)		225,613	7,330
Liberty Media Corp.:
Liberty Braves Class C (a)(b)		483,413	7,087
Liberty Media Class C (a)(b)		1,208,583	22,927
Liberty SiriusXM Class C (a)		4,834,335	149,236
Megacable Holdings S.A.B. de CV unit		179,574	728
Naspers Ltd. Class N		318,300	48,603
RELX PLC		598,700	11,025
Sirius XM Holdings, Inc. (a)(b)		10,425,400	41,180
The Walt Disney Co.		16,103,277	1,575,223
Weinstein Co. Holdings LLC Class A-1 unit (a)(c)(d)		41,234	10,680
			2,447,808
Multiline Retail - 0.6%
Dollar General Corp.		1,378,131	129,544
Dollar Tree, Inc. (a)		4,064,900	383,076
Dollarama, Inc.		288,944	20,173
Ollie's Bargain Outlet Holdings, Inc. (a)(b)		2,119,142	52,745
			585,538
Specialty Retail - 4.0%
AutoZone, Inc. (a)		546,193	433,590
Home Depot, Inc.		6,468,433	825,954
Nitori Holdings Co. Ltd.		100,000	12,128
O'Reilly Automotive, Inc. (a)		2,848,998	772,363
Ross Stores, Inc.		645,700	36,605
The Children's Place Retail Stores, Inc.		779,800	62,524
TJX Companies, Inc.		24,178,634	1,867,316
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		761,212	185,462
			4,195,942
Textiles, Apparel & Luxury Goods - 2.6%
adidas AG		1,036,100	148,731
Coach, Inc.		6,153,600	250,698
NIKE, Inc. Class B		33,253,818	1,835,611
Pandora A/S		72,700	9,902
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)		5,618,272	225,461
Class C (non-vtg.)		6,941,952	252,687
			2,723,090

TOTAL CONSUMER DISCRETIONARY			21,346,359

CONSUMER STAPLES - 6.6%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR		125,399	16,513
Boston Beer Co., Inc. Class A (a)(b)		247,358	42,306
Constellation Brands, Inc. Class A (sub. vtg.)		1,369,149	226,457
Dr. Pepper Snapple Group, Inc.		118,200	11,422
Kweichow Moutai Co. Ltd.		337,800	14,853
Molson Coors Brewing Co. Class B		918,300	92,868
Monster Beverage Corp.		456,061	73,294
PepsiCo, Inc.		1,163,000	123,208
The Coca-Cola Co.		10,008,700	453,694
			1,054,615
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,410,054	60,552
Costco Wholesale Corp.		3,342,970	524,980
CVS Health Corp.		4,718,423	451,742
Sysco Corp.		3,220,000	163,383
			1,200,657
Food Products - 1.1%
Amplify Snack Brands, Inc.		379,460	5,597
Associated British Foods PLC		10,466,610	381,386
Mondelez International, Inc.		7,455,841	339,315
The J.M. Smucker Co.		226,200	34,475
The Kraft Heinz Co.		2,308,737	204,277
TreeHouse Foods, Inc. (a)		1,850,828	189,987
			1,155,037
Household Products - 1.9%
Colgate-Palmolive Co.		26,989,463	1,975,629
Spectrum Brands Holdings, Inc.		504,071	60,141
			2,035,770
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A		16,074,141	1,463,068
Hypermarcas SA		1,364,900	9,917
L'Oreal SA		249,258	47,863
			1,520,848

TOTAL CONSUMER STAPLES			6,966,927

ENERGY - 2.2%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.		5,660,784	447,655
Oil, Gas & Consumable Fuels - 1.8%
Americas Petrogas, Inc. (a)(e)		3,560,563	634
Birchcliff Energy Ltd. (a)		5,827,984	31,036
Birchcliff Energy Ltd. (a)(e)		686,127	3,654
Birchcliff Energy Ltd. rights (a)(f)		15,552,600	75,238
Canadian Natural Resources Ltd.		7,121,300	219,711
Concho Resources, Inc. (a)		450,000	53,672
Continental Resources, Inc. (a)		4,989,620	225,880
Diamondback Energy, Inc.		2,776,495	253,244
EOG Resources, Inc.		7,645,895	637,821
Exxon Mobil Corp.		786,500	73,727
Phillips 66 Co.		490,106	38,885
Pioneer Natural Resources Co.		1,368,862	206,986
PrairieSky Royalty Ltd. (b)		1,436,506	27,264
Range Resources Corp.		106,688	4,603
			1,852,355

TOTAL ENERGY			2,300,010

FINANCIALS - 14.1%
Banks - 5.5%
Bank of America Corp.		6,669,079	88,499
Bank of Ireland (a)		1,289,460,541	262,711
Citigroup, Inc.		24,149,876	1,023,713
HDFC Bank Ltd. sponsored ADR		7,412,503	491,820
JPMorgan Chase & Co.		9,490,965	589,769
Kotak Mahindra Bank Ltd.		6,242,451	70,796
Metro Bank PLC (b)(g)		6,277,978	152,011
U.S. Bancorp		11,007,843	443,946
Wells Fargo & Co.		57,490,738	2,721,037
			5,844,302
Capital Markets - 0.4%
BlackRock, Inc. Class A		809,829	277,391
Oaktree Capital Group LLC Class A		2,399,772	107,414
			384,805
Consumer Finance - 0.0%
Synchrony Financial		433,794	10,966
Diversified Financial Services - 6.0%
Berkshire Hathaway, Inc. Class A (a)		23,147	5,022,320
Broadcom Ltd.		5,185,988	805,903
IntercontinentalExchange, Inc.		129,042	33,030
MarketAxess Holdings, Inc.		185,200	26,928
Markit Ltd. (a)		1,089,200	35,508
MSCI, Inc. Class A		1,332,374	102,753
S&P Global, Inc.		2,471,094	265,050
			6,291,492
Insurance - 1.8%
Admiral Group PLC		2,064,188	56,125
AFLAC, Inc.		477,500	34,456
AIA Group Ltd.		50,728,400	305,067
Chubb Ltd.		7,841,090	1,024,909
Direct Line Insurance Group PLC		12,109,573	55,984
Fairfax Financial Holdings Ltd. (sub. vtg.)		193,332	104,126
Marsh & McLennan Companies, Inc.		2,829,763	193,726
The Travelers Companies, Inc.		875,163	104,179
			1,878,572
Real Estate Investment Trusts - 0.4%
American Tower Corp.		2,712,473	308,164
Equinix, Inc.		141,600	54,903
Equity Residential (SBI)		1,169,739	80,572
Public Storage		98,300	25,124
			468,763
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)		644,857	32,367

TOTAL FINANCIALS			14,911,267

HEALTH CARE - 13.1%
Biotechnology - 2.8%
Agios Pharmaceuticals, Inc. (a)		1,289,987	54,044
Biogen, Inc. (a)		2,500,633	604,703
Celgene Corp. (a)		2,334,765	230,278
CSL Ltd.		125,368	10,573
Five Prime Therapeutics, Inc. (a)		167,840	6,940
Genmab A/S (a)		886,474	161,646
Gilead Sciences, Inc.		13,612,035	1,135,516
Intrexon Corp. (b)		3,086,614	75,962
Medivation, Inc. (a)		1,273,600	76,798
NantKwest, Inc. (a)(b)		1,042,601	6,485
Neurocrine Biosciences, Inc. (a)		2,701,910	122,802
OvaScience, Inc. (a)		1,250,524	6,515
Regeneron Pharmaceuticals, Inc. (a)		1,251,176	436,948
			2,929,210
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.		254,600	11,513
Becton, Dickinson & Co.		1,459,646	247,541
Boston Scientific Corp. (a)		37,829,558	884,077
C.R. Bard, Inc.		715,157	168,176
Dentsply Sirona, Inc.		2,971,831	184,372
DexCom, Inc.(a)		2,896,331	229,766
Edwards Lifesciences Corp. (a)		4,734,500	472,172
Intuitive Surgical, Inc. (a)		535,483	354,174
Medtronic PLC		7,877,547	683,535
Nevro Corp. (a)		638,300	47,081
Penumbra, Inc. (a)		296,288	17,629
ResMed, Inc.		235,200	14,872
Sartorius AG		3,895	304
Stryker Corp.		2,541,588	304,558
Sysmex Corp.		159,200	10,962
			3,630,732
Health Care Providers & Services - 3.1%
Aetna, Inc.		1,669,956	203,952
Cigna Corp.		150,548	19,269
HCA Holdings, Inc. (a)		673,700	51,882
Henry Schein, Inc. (a)		3,813,430	674,214
Surgical Care Affiliates, Inc. (a)		207,766	9,904
UnitedHealth Group, Inc.		16,522,824	2,333,023
			3,292,244
Health Care Technology - 0.0%
Medidata Solutions, Inc. (a)		97,057	4,549
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.		707,300	31,376
Eurofins Scientific SA		9,154	3,391
Mettler-Toledo International, Inc. (a)(g)		1,746,166	637,211
Thermo Fisher Scientific, Inc.		2,767,813	408,972
Waters Corp. (a)		2,015,734	283,513
			1,364,463
Pharmaceuticals - 2.5%
Astellas Pharma, Inc.		3,032,600	47,558
Bristol-Myers Squibb Co.		15,501,931	1,140,167
Dermira, Inc. (a)		542,700	15,874
H Lundbeck A/S (a)		318,200	11,928
Intra-Cellular Therapies, Inc. (a)		398,300	15,462
Jiangsu Hengrui Medicine Co. Ltd.		1,656,600	10,033
Johnson & Johnson		7,244,944	878,812
Novo Nordisk A/S Series B		554,438	29,858
Teva Pharmaceutical Industries Ltd. sponsored ADR		9,472,481	475,803
			2,625,495

TOTAL HEALTH CARE			13,846,693

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.7%
General Dynamics Corp.		712,749	99,243
Honeywell International, Inc.		803,589	93,473
Northrop Grumman Corp.		1,025,044	227,847
Raytheon Co.		1,117,400	151,911
Saab AB (B Shares)		370,100	11,541
Space Exploration Technologies Corp. Class A (a)(d)		200,313	19,314
TransDigm Group, Inc. (a)		505,900	133,401
			736,730
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.		2,148,236	159,507
FedEx Corp.		1,569,286	238,186
			397,693
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR		6,424,333	446,748
Southwest Airlines Co.		16,315,505	639,731
			1,086,479
Building Products - 0.6%
A.O. Smith Corp.		271,127	23,889
ASSA ABLOY AB (B Shares)		3,538,537	72,798
Fortune Brands Home & Security, Inc.		3,130,729	181,488
Masco Corp.		9,707,156	300,339
Toto Ltd.		2,112,600	84,418
			662,932
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)		180,936	8,868
Electrical Equipment - 0.3%
Acuity Brands, Inc.		1,282,707	318,060
Vestas Wind Systems A/S		318,300	21,635
			339,695
Industrial Conglomerates - 2.0%
3M Co.		5,247,487	918,940
Danaher Corp.		7,442,851	751,728
General Electric Co.		14,430,242	454,264
			2,124,932
Machinery - 0.3%
Deere & Co.		658,500	53,365
Illinois Tool Works, Inc.		1,178,300	122,732
Ingersoll-Rand PLC		363,300	23,135
PACCAR, Inc.		1,481,815	76,862
Rational AG		42,428	19,635
Xylem, Inc.		309,730	13,829
			309,558
Professional Services - 0.6%
Equifax, Inc.		4,329,661	555,928
IHS, Inc. Class A (a)		138,669	16,032
TransUnion Holding Co., Inc.		2,533,847	84,732
Verisk Analytics, Inc. (a)		54,710	4,436
			661,128
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.		1,171,440	150,815
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (e)		1,520,364	40,715
Class A		3,227,849	86,442
Bunzl PLC		244,117	7,511
HD Supply Holdings, Inc. (a)		5,353,992	186,426
			321,094
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		544,896	5,598

TOTAL INDUSTRIALS			6,805,522

INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)(b)		556,049	35,798
Cisco Systems, Inc.		2,610,600	74,898
F5 Networks, Inc. (a)		176,700	20,116
Harris Corp.		136,400	11,381
Motorola Solutions, Inc.		18,975	1,252
			143,445
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A (g)		24,156,718	1,384,905
CDW Corp.		2,237,112	89,663
IPG Photonics Corp. (a)		1,776,284	142,103
Keyence Corp.		36,400	24,837
			1,641,508
Internet Software & Services - 12.2%
Alibaba Group Holding Ltd. sponsored ADR (a)		900	72
Alphabet, Inc.:
Class A		4,786,317	3,367,318
Class C (a)		4,357,625	3,015,912
CoStar Group, Inc. (a)		25,702	5,620
Dropbox, Inc. (a)(d)		5,464,028	58,301
Facebook, Inc. Class A (a)		52,406,084	5,988,962
LogMeIn, Inc. (a)		739,248	46,891
NetEase, Inc. sponsored ADR		11,075	2,140
Rightmove PLC		971,253	47,437
Stamps.com, Inc. (a)		310,863	27,176
Tencent Holdings Ltd.		7,253,300	166,388
Twilio, Inc. (a)		2,935,814	96,441
WebMD Health Corp. (a)(b)		643,190	37,376
			12,860,034
IT Services - 5.5%
Accenture PLC Class A		4,487,068	508,340
ASAC II LP (a)(d)		39,494,500	6,635
CGI Group, Inc. Class A (sub. vtg.)(a)		454,200	19,403
Cielo SA		357,600	3,769
Computer Sciences Corp.		916,904	45,524
Fiserv, Inc. (a)		4,447,354	483,561
Gartner, Inc. Class A (a)		981,312	95,590
Global Payments, Inc.		1,763,619	125,887
MasterCard, Inc. Class A		15,735,359	1,385,656
PayPal Holdings, Inc. (a)		18,996,287	693,554
Total System Services, Inc.		578,047	30,700
Vantiv, Inc. (a)		1,144,295	64,767
Visa, Inc. Class A		31,190,497	2,313,399
			5,776,785
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.		6,028,600	144,506
KLA-Tencor Corp.		15,733	1,152
Lam Research Corp. (b)		3,908,675	328,563
NVIDIA Corp.		292,000	13,727
Qualcomm, Inc.		4,987,141	267,161
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		7,523,305	197,336
Texas Instruments, Inc.		1,789,600	112,118
			1,064,563
Software - 7.6%
Activision Blizzard, Inc. (g)		39,866,702	1,579,917
Adobe Systems, Inc. (a)		11,830,194	1,133,214
Check Point Software Technologies Ltd. (a)		1,291,646	102,918
Citrix Systems, Inc. (a)		1,718,500	137,635
Electronic Arts, Inc. (a)		7,437,051	563,431
Intuit, Inc.		866,271	96,685
Microsoft Corp.		27,621,318	1,413,383
RealPage, Inc. (a)		865,335	19,323
Red Hat, Inc. (a)		150,100	10,897
Salesforce.com, Inc. (a)		27,577,236	2,189,908
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)		124,282	0
warrants 10/3/18 (a)(d)		181,908	0
Ultimate Software Group, Inc. (a)(g)		1,639,481	344,766
Workday, Inc. Class A (a)		5,943,820	443,825
			8,035,902
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.		23,538,634	2,250,293
Hewlett Packard Enterprise Co.		2,861,800	52,285
Samsung Electronics Co. Ltd.		50,932	63,393
			2,365,971

TOTAL INFORMATION TECHNOLOGY			31,888,208

MATERIALS - 3.6%
Chemicals - 2.0%
Air Products & Chemicals, Inc.		1,985,599	282,034
E.I. du Pont de Nemours & Co.		1,632,900	105,812
Ecolab, Inc.		90,900	10,781
Frutarom Industries Ltd.		195,300	8,977
Monsanto Co.		104,600	10,817
PPG Industries, Inc.		7,583,176	789,788
Sherwin-Williams Co.		2,702,664	793,691
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		349,291	8,634
The Dow Chemical Co.		2,073,200	103,059
Westlake Chemical Corp.		84,700	3,635
			2,117,228
Construction Materials - 0.3%
Martin Marietta Materials, Inc.		1,001,932	192,371
Vulcan Materials Co.		738,113	88,839
			281,210
Containers & Packaging - 0.1%
Ball Corp.		962,789	69,600
Metals & Mining - 1.2%
B2Gold Corp. (a)(g)		57,538,426	144,297
Detour Gold Corp. (a)		2,607,600	65,233
Franco-Nevada Corp. (b)		6,269,113	476,704
Freeport-McMoRan, Inc.		942,000	10,494
Goldcorp, Inc.		911,900	17,448
Ivanhoe Mines Ltd. (a)(g)		49,079,408	38,369
Ivanhoe Mines Ltd. (a)(e)(g)		15,826,209	12,372
Kirkland Lake Gold, Inc. (a)		3,604,700	29,687
Newcrest Mining Ltd. (a)		17,519,483	303,645
Novagold Resources, Inc. (a)		10,965,057	67,134
Premier Gold Mines Ltd. (a)		1,305,200	3,869
Randgold Resources Ltd. sponsored ADR		1,287,622	144,265
Torex Gold Resources, Inc. (a)		6,633,600	11,861
			1,325,378

TOTAL MATERIALS			3,793,416

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)		4,424,897	191,465
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (a)		1,000,628	36,093
TOTAL COMMON STOCKS
(Cost $60,553,817)			102,085,960

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)		578,817	70,807
Series E (d)		388,853	47,568
Handy Technologies, Inc. Series C (d)		3,537,042	17,358
			135,733
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(d)		1,228,555	37
TOTAL CONSUMER DISCRETIONARY			135,770
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)		4,329,591	68,148
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (d)		5,803,713	291,301
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series E (d)		664,987	5,972
Intarcia Therapeutics, Inc. Series CC (a)(d)		2,100,446	52,007
			57,979
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (d)		7,960,894	53,774
TOTAL HEALTH CARE			111,753
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(d)		558,215	53,823
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.8%
Dropbox, Inc.:
Series A (a)(d)		1,260,898	13,454
Series C (a)(d)		698,385	7,452
Pinterest, Inc.:
Series E, 8.00% (a)(d)		54,841,080	480,408
Series F, 8.00% (a)(d)		3,455,720	30,272
Series G, 8.00% (a)(d)		4,301,275	37,679
Uber Technologies, Inc. Series D, 8.00% (a)(d)		4,868,916	237,468
			806,733
IT Services - 0.0%
Nutanix, Inc. Series E (a)(d)		3,060,752	40,830
Software - 0.1%
Cloudera, Inc. Series F (a)(d)		1,316,883	35,661
Cloudflare, Inc. Series D (a)(d)		4,303,714	24,531
Delphix Corp. Series D (d)		3,712,687	17,784
Snapchat, Inc. Series F (a)(d)		1,875,642	57,620
Trion World Network, Inc.:
Series C, 8.00% (a)(d)		3,950,196	435
Series C-1, 8.00%(a)(d)		310,705	34
Series D, 8.00% (a)(d)		333,435	37
			136,102
TOTAL INFORMATION TECHNOLOGY			983,665
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(d)		2,538,649	14,343

TOTAL CONVERTIBLE PREFERRED STOCKS			1,658,803

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR		1,123,500	10,606
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)		16,752	1,238

TOTAL NONCONVERTIBLE PREFERRED STOCKS			11,844

TOTAL PREFERRED STOCKS
(Cost $1,036,182)			1,670,647
		Principal Amount (000s)(h)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (d)		1,619	939
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,616	15,148
TOTAL CORPORATE BONDS
(Cost $19,417)			16,087

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (i)		24,635	24,435
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (i)		24,693	24,601
TOTAL BANK LOAN OBLIGATIONS
(Cost $49,082)			49,036
		Shares	Value (000s)

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.43% (j)		2,050,788,612	2,050,789
Fidelity Securities Lending Cash Central Fund, 0.46% (j)(k)		645,389,440	645,389
TOTAL MONEY MARKET FUNDS
(Cost $2,696,178)			2,696,178
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $64,354,676)			106,517,908
NET OTHER ASSETS (LIABILITIES) - (1.0)%			(1,039,881)
NET ASSETS - 100%			$105,478,027

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,787,039,000 or 1.7% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,375,000 or 0.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated company

 (h) Amount is stated in United States dollars unless otherwise noted.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series D	1/7/15	$31,200
ASAC II LP	10/10/13	$3,041
Blue Apron, Inc. Series D	5/18/15	$57,700
Cloudera, Inc. Series F	2/5/14	$19,174
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Dropbox, Inc.	5/2/12	$49,445
Dropbox, Inc. Series A	5/29/12	$11,410
Dropbox, Inc. Series C	1/30/14	$13,340
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mode Media Corp. Series M-1, 8.00%	3/19/08	$26,058
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Nutanix, Inc. Series E	8/26/14	$41,003
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Snapchat, Inc. Series F	2/12/16	$57,620
Space Exploration Technologies Corp. Class A	10/16/15	$17,828
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$1,706
Trion World Network, Inc. Series D, 8.00%	3/20/13	$1,754
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 4/19/16	$1,617
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$75,532
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$21,209
WeWork Companies, Inc. Series E	6/23/15	$190,882

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9,596
Fidelity Securities Lending Cash Central Fund	13,404
Total	$23,000

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Activision Blizzard, Inc.	$215,163	$--	$1,296	$1,439	$1,579,917
Air Lease Corp. Class A	51,263	--	327	152	--
Air Lease Corp. Class A	187,246	--	66,554	480	--
Amphenol Corp. Class A	1,394,816	14,979	136,328	6,771	1,384,905
B2Gold Corp.	57,677	2,023	606	--	144,297
Chipotle Mexican Grill, Inc.	934,389	21,179	372,407	--	--
Ivanhoe Mines Ltd.	4,308	26,904	114	--	38,369
Ivanhoe Mines Ltd.	7,027	--	72	--	12,372
Metro Bank PLC	--	--	264	--	152,011
Metro Bank PLC Class A	81,353	45,687	--	--	--
Mettler-Toledo International, Inc.	555,432	42,054	4,022	--	637,211
Ultimate Software Group, Inc.	291,863	29,229	2,086	--	344,766
Total	$3,780,537	$182,055	$584,076	$8,842	$4,293,848

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$21,482,129	$20,667,193	$668,486	$146,450
Consumer Staples	7,035,075	6,522,825	444,102	68,148
Energy	2,300,010	2,224,772	75,238	--
Financials	15,213,174	13,986,812	902,694	323,668
Health Care	13,959,684	13,560,440	287,491	111,753
Industrials	6,859,345	6,568,670	217,538	73,137
Information Technology	32,871,873	31,424,776	398,496	1,048,601
Materials	3,793,416	3,489,771	303,645	--
Telecommunication Services	205,808	191,465	--	14,343
Utilities	36,093	--	36,093	--
Corporate Bonds	16,087	--	15,148	939
Bank Loan Obligations	49,036	--	49,036	--
Money Market Funds	2,696,178	2,696,178	--	--
Total Investments in Securities:	$106,517,908	$101,332,902	$3,397,967	$1,787,039

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$1,624,838
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$2,047,464
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(631,375)
Cost of Purchases	57,620
Proceeds of Sales	(425,108)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,048,601
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(621,335)
Other Investments in Securities
Beginning Balance	$928,809
Net Realized Gain (Loss) on Investment Securities	25,631
Net Unrealized Gain (Loss) on Investment Securities	(7,190)
Cost of Purchases	99,589
Proceeds of Sales	(308,401)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$738,438
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$18,397

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2016
Assets
Investment in securities, at value (including securities loaned of $637,767) — See accompanying schedule: Unaffiliated issuers (cost $59,638,174)	$99,527,882
Fidelity Central Funds (cost $2,696,178)	2,696,178
Other affiliated issuers (cost $2,020,324)	4,293,848
Total Investments (cost $64,354,676)		$106,517,908
Cash		285
Foreign currency held at value (cost $11,144)		11,144
Receivable for investments sold		108,066
Receivable for fund shares sold		63,551
Dividends receivable		65,520
Interest receivable		1,765
Distributions receivable from Fidelity Central Funds		1,832
Other receivables		21,864
Total assets		106,791,935
Liabilities
Payable for investments purchased
Regular delivery	$402,176
Delayed delivery	75,238
Payable for fund shares redeemed	127,924
Accrued management fee	48,720
Other affiliated payables	10,696
Other payables and accrued expenses	3,765
Collateral on securities loaned, at value	645,389
Total liabilities		1,313,908
Net Assets		$105,478,027
Net Assets consist of:
Paid in capital		$61,557,167
Undistributed net investment income		136,591
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,621,126
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,163,143
Net Assets		$105,478,027
Contrafund:
Net Asset Value, offering price and redemption price per share ($75,192,421 ÷ 774,927 shares)		$97.03
Class K:
Net Asset Value, offering price and redemption price per share ($30,285,606 ÷ 312,204 shares)		$97.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016
Investment Income
Dividends (including $8,842 earned from other affiliated issuers)		$484,576
Interest		3,379
Income from Fidelity Central Funds		23,000
Total income		510,955
Expenses
Management fee
Basic fee	$287,167
Performance adjustment	19,000
Transfer agent fees	61,500
Accounting and security lending fees	1,845
Custodian fees and expenses	813
Independent trustees' fees and expenses	233
Depreciation in deferred trustee compensation account	(1)
Registration fees	412
Audit	183
Legal	58
Miscellaneous	446
Total expenses before reductions	371,656
Expense reductions	(1,689)	369,967
Net investment income (loss)		140,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,882,645
Other affiliated issuers	(4,228)
Foreign currency transactions	527
Total net realized gain (loss)		1,878,944
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,334,470)
Assets and liabilities in foreign currencies	99
Total change in net unrealized appreciation (depreciation)		(3,334,371)
Net gain (loss)		(1,455,427)
Net increase (decrease) in net assets resulting from operations		$(1,314,439)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,988	$396,292
Net realized gain (loss)	1,878,944	7,845,998
Change in net unrealized appreciation (depreciation)	(3,334,371)	(1,344,828)
Net increase (decrease) in net assets resulting from operations	(1,314,439)	6,897,462
Distributions to shareholders from net investment income	(15,450)	(359,493)
Distributions to shareholders from net realized gain	(687,549)	(5,311,883)
Total distributions	(702,999)	(5,671,376)
Share transactions - net increase (decrease)	(1,788,118)	(1,478,787)
Total increase (decrease) in net assets	(3,805,556)	(252,701)
Net Assets
Beginning of period	109,283,583	109,536,284
End of period	$105,478,027	$109,283,583
Other Information
Undistributed net investment income end of period	$136,591	$11,053

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Contrafund

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$98.92	$97.97	$96.14	$77.57	$67.45	$67.73
Income from Investment Operations
Net investment income (loss)A	.11	.33	.30	.33	.30	.04
Net realized and unrealized gain (loss)	(1.36)	5.89	8.67	25.70	10.66	(.13)
Total from investment operations	(1.25)	6.22	8.97	26.03	10.96	(.09)
Distributions from net investment income	(.01)	(.31)	(.25)	(.13)	(.19)B	(.04)
Distributions from net realized gain	(.62)	(4.96)	(6.89)	(7.33)	(.65)B	(.15)
Total distributions	(.64)C	(5.27)	(7.14)	(7.46)	(.84)	(.19)
Net asset value, end of period	$97.03	$98.92	$97.97	$96.14	$77.57	$67.45
Total ReturnD,E	(1.20)%	6.46%	9.56%	34.15%	16.26%	(.14)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.71%	.64%	.67%	.74%	.81%
Expenses net of fee waivers, if any	.74%H	.71%	.64%	.67%	.74%	.81%
Expenses net of all reductions	.74%H	.70%	.64%	.66%	.74%	.81%
Net investment income (loss)	.24%H	.33%	.31%	.37%	.40%	.06%
Supplemental Data
Net assets, end of period (in millions)	$75,192	$77,724	$75,057	$74,962	$58,769	$54,677
Portfolio turnover rateI	45%H,J	35%J	45%J	46%	48%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.623 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Contrafund Class K

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$98.84	$97.90	$96.07	$77.51	$67.40	$67.70
Income from Investment Operations
Net investment income (loss)A	.16	.43	.40	.42	.39	.12
Net realized and unrealized gain (loss)	(1.35)	5.88	8.68	25.70	10.65	(.14)
Total from investment operations	(1.19)	6.31	9.08	26.12	11.04	(.02)
Distributions from net investment income	(.01)	(.41)	(.36)	(.23)	(.28)B	(.13)
Distributions from net realized gain	(.62)	(4.96)	(6.89)	(7.33)	(.65)B	(.15)
Total distributions	(.64)C	(5.37)	(7.25)	(7.56)	(.93)	(.28)
Net asset value, end of period	$97.01	$98.84	$97.90	$96.07	$77.51	$67.40
Total ReturnD,E	(1.14)%	6.55%	9.68%	34.30%	16.40%	(.02)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.61%	.54%	.56%	.63%	.69%
Expenses net of fee waivers, if any	.64%H	.61%	.54%	.56%	.63%	.69%
Expenses net of all reductions	.64%H	.61%	.54%	.56%	.62%	.69%
Net investment income (loss)	.34%H	.43%	.41%	.48%	.51%	.18%
Supplemental Data
Net assets, end of period (in millions)	$30,286	$31,560	$34,479	$35,982	$25,644	$18,047
Portfolio turnover rateI	45%H,J	35%J	45%J	46%	48%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.623 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$939	Recovery value	Recovery rate	58.0%	Increase
Equities	$1,786,100	Discounted cash flow	Discount rate	8.0%	Decrease
			Growth rate	2.5% - 3.0% / 3.0%	Increase
			Discount for lack of marketability	20.0%	Decrease
			Weighted average cost of capital	40.0%	Decrease
		Last transaction price	Transaction price	$6.75 - $96.42 / $48.51	Increase
		Market approach	Discount rate	3.0% - 75.0% / 13.6%	Decrease
			Premium rate	10.0% - 235.0% / 106.8%	Increase
			Discount for lack of marketability	15.0% - 75.0% / 18.5%	Decrease
			Proxy discount	20.4	Decrease
		Market comparable	EV/Sales multiple	1.1 - 11.8 / 6.2	Increase
			EV/EBITDA multiple	8.8	Increase
			EV/GP multiple	4.5	Increase
		Recovery value	Recovery rate	0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$43,422,448
Gross unrealized depreciation	(1,361,041)
Net unrealized appreciation (depreciation) on securities	$42,061,407
Tax Cost	$64,456,501

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $10,680 representing .01% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, in-kind transactions and U.S. government securities, aggregated $23,526,177 and $22,684,669, respectively.

Redemptions In-Kind. During the period, 7,599 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments, including accrued interest, with a value of $ 720,283. The net realized gain of $414,442 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$54,417.15
Class K	7,083.05
	$ 61,500

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $473 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,034. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,404, including $558 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,294 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $395.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Contrafund	$10,962	$234,900
Class K	4,488	124,593
Total	$15,450	$359,493
From net realized gain
Contrafund	$487,809	$3,753,385
Class K	199,740	1,558,498
Total	$687,549	$5,311,883

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Contrafund
Shares sold	46,906	88,333	$4,419,884	$8,950,532
Reinvestment of distributions	5,393	38,937	475,344	3,803,760
Shares redeemed	(63,117)	(107,615)(a)	(5,986,224)	(10,887,026)(a)
Net increase (decrease)	(10,818)	19,655	$(1,090,996)	$1,867,266
Class K
Shares sold	32,477	62,375	$3,068,961	$6,324,048
Reinvestment of distributions	2,318	17,242	204,228	1,683,091
Shares redeemed	(41,882)(b)	(112,522)(a)	(3,970,311)(b)	(11,353,192)(a)
Net increase (decrease)	(7,087)	(32,905)	$(697,122)	$(3,346,053)

 (a) Amount includes in-kind redemptions.

 (b) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2016, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Contrafund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 16, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Contrafund	.74%
Actual		$1,000.00	$988.00	$3.66
Hypothetical-C		$1,000.00	$1,021.18	$3.72
Class K	.64%
Actual		$1,000.00	$988.60	$3.16
Hypothetical-C		$1,000.00	$1,021.68	$3.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Series Opportunistic Insights Fund Fidelity® Series Opportunistic Insights Fund Class F Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	10.0	9.0
Amazon.com, Inc.	4.1	3.5
Berkshire Hathaway, Inc. Class A	3.3	2.9
Salesforce.com, Inc.	2.6	2.3
Alphabet, Inc. Class A	2.4	2.7
Starbucks Corp.	2.4	2.7
Alphabet, Inc. Class C	2.3	2.4
Gilead Sciences, Inc.	2.0	2.9
Visa, Inc. Class A	1.8	1.7
Colgate-Palmolive Co.	1.8	1.5
	32.7

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.1	36.0
Consumer Discretionary	21.2	22.6
Health Care	13.0	13.9
Financials	10.3	10.7
Consumer Staples	7.4	7.4

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	95.9%
Convertible Securities	2.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.1%

As of December 31, 2015*
Stocks	96.7%
Convertible Securities	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 8.5%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 21.0%
Automobiles - 1.5%
Fuji Heavy Industries Ltd.	14,300	$491,539
General Motors Co.	178,300	5,045,890
Mahindra & Mahindra Ltd.	258,425	5,488,686
Maruti Suzuki India Ltd.	90,105	5,600,755
Tesla Motors, Inc. (a)	327,516	69,525,096
		86,151,966
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	66,107	4,383,555
Weight Watchers International, Inc. (a)	317,000	3,686,710
		8,070,265
Hotels, Restaurants & Leisure - 3.9%
ARAMARK Holdings Corp.	190,500	6,366,510
Chipotle Mexican Grill, Inc. (a)	69,814	28,118,287
Compass Group PLC	92,500	1,759,849
Cracker Barrel Old Country Store, Inc. (b)	4,755	815,340
Domino's Pizza, Inc.	32,378	4,253,822
Marriott International, Inc. Class A (b)	223,900	14,880,394
McDonald's Corp.	63,900	7,689,726
Paddy Power PLC (Ireland)	4,600	483,443
Panera Bread Co. Class A (a)	11,600	2,458,504
Popeyes Louisiana Kitchen, Inc. (a)	52,300	2,857,672
Sodexo SA	5,400	578,499
Starbucks Corp.	2,412,500	137,802,000
Vail Resorts, Inc.	19,140	2,645,722
Whitbread PLC	193,146	9,037,161
		219,746,929
Household Durables - 0.2%
Mohawk Industries, Inc. (a)	49,594	9,410,957
Internet & Catalog Retail - 6.3%
Amazon.com, Inc. (a)	325,917	233,232,724
Netflix, Inc. (a)	565,373	51,720,322
Priceline Group, Inc. (a)	44,050	54,992,461
TripAdvisor, Inc. (a)	306,005	19,676,122
		359,621,629
Leisure Products - 0.2%
Hasbro, Inc.	50,300	4,224,697
Mattel, Inc.	165,800	5,187,882
		9,412,579
Media - 2.2%
CBS Corp. Class B	10,500	571,620
Charter Communications, Inc. Class A	67,705	15,480,071
Discovery Communications, Inc. Class A (a)	19,814	499,907
DISH Network Corp. Class A (a)	22,200	1,163,280
Interpublic Group of Companies, Inc.	282,003	6,514,269
Liberty Broadband Corp.:
Class A (a)	86,399	5,132,101
Class C (a)(b)	164,374	9,862,440
Liberty Global PLC:
Class A (a)	377,652	10,974,567
LiLAC Class A (a)	86,317	2,784,586
LiLAC Class C (a)	26,262	853,252
Liberty Media Corp.:
Liberty Braves Class C (a)	69,019	1,011,819
Liberty Media Class C (a)	172,549	3,273,255
Liberty SiriusXM Class C (a)	690,196	21,306,351
Megacable Holdings S.A.B. de CV unit	9,579	38,808
Naspers Ltd. Class N	18,400	2,809,589
RELX PLC	33,700	620,566
Sirius XM Holdings, Inc. (a)	582,601	2,301,274
The Walt Disney Co.	381,500	37,318,330
		122,516,085
Multiline Retail - 0.8%
Dollar General Corp.	73,322	6,892,268
Dollar Tree, Inc. (a)	212,900	20,063,696
Dollarama, Inc.	24,000	1,675,607
Next PLC	99,241	6,557,437
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	388,119	9,660,282
		44,849,290
Specialty Retail - 3.5%
AutoNation, Inc. (a)	19,300	906,714
AutoZone, Inc. (a)	31,502	25,007,548
Home Depot, Inc.	346,600	44,257,354
Nitori Holdings Co. Ltd.	5,200	630,677
O'Reilly Automotive, Inc. (a)	135,281	36,674,679
Ross Stores, Inc.	32,500	1,842,425
The Children's Place Retail Stores, Inc.	31,800	2,549,724
TJX Companies, Inc.	996,827	76,984,949
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	41,400	10,086,696
		198,940,766
Textiles, Apparel & Luxury Goods - 2.3%
adidas AG	55,000	7,895,209
Coach, Inc.	314,200	12,800,508
NIKE, Inc. Class B	1,456,050	80,373,960
Pandora A/S	4,000	544,798
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	372,400	14,944,412
Class C (non-vtg.)	442,256	16,098,118
		132,657,005

TOTAL CONSUMER DISCRETIONARY		1,191,377,471

CONSUMER STAPLES - 7.3%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	6,800	895,424
Boston Beer Co., Inc. Class A (a)	84,532	14,457,508
Coca-Cola Bottling Co. Consolidated	69,800	10,293,406
Constellation Brands, Inc. Class A (sub. vtg.)	72,110	11,926,994
Dr. Pepper Snapple Group, Inc.	6,100	589,443
Kweichow Moutai Co. Ltd.	18,100	795,869
Molson Coors Brewing Co. Class B	48,000	4,854,240
Monster Beverage Corp.	23,100	3,712,401
PepsiCo, Inc.	61,100	6,472,934
The Coca-Cola Co.	302,000	13,689,660
		67,687,879
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	85,800	3,684,496
Costco Wholesale Corp.	224,400	35,239,776
CVS Health Corp.	71,700	6,864,558
Sysco Corp.	169,100	8,580,134
		54,368,964
Food Products - 1.5%
Amplify Snack Brands, Inc. (b)	195,000	2,876,250
Associated British Foods PLC	871,501	31,756,059
Mondelez International, Inc.	647,365	29,461,581
The J.M. Smucker Co.	12,100	1,844,161
The Kraft Heinz Co.	120,700	10,679,536
TreeHouse Foods, Inc. (a)	95,816	9,835,512
		86,453,099
Household Products - 1.8%
Colgate-Palmolive Co.	1,371,515	100,394,898
Spectrum Brands Holdings, Inc.	26,137	3,118,405
		103,513,303
Personal Products - 1.8%
Estee Lauder Companies, Inc. Class A	1,089,136	99,133,159
Hypermarcas SA	69,900	507,881
L'Oreal SA	11,478	2,204,032
		101,845,072

TOTAL CONSUMER STAPLES		413,868,317

ENERGY - 2.5%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	367,564	29,066,961
Oil, Gas & Consumable Fuels - 2.0%
Birchcliff Energy Ltd. (a)	163,800	872,281
Birchcliff Energy Ltd. rights (a)(c)	786,800	3,806,262
Canadian Natural Resources Ltd.	404,800	12,489,127
Concho Resources, Inc. (a)	23,600	2,814,772
Continental Resources, Inc. (a)	237,600	10,756,152
Diamondback Energy, Inc.	119,490	10,898,683
EOG Resources, Inc.	581,224	48,485,706
Exxon Mobil Corp.	40,000	3,749,600
Par Petroleum Corp. (a)	2,200	33,748
Phillips 66 Co.	26,900	2,134,246
Pioneer Natural Resources Co.	74,930	11,330,165
PrairieSky Royalty Ltd.	73,524	1,395,417
Range Resources Corp.	6,600	284,724
TAG Oil Ltd. (a)	1,137,300	739,450
Tesoro Corp.	20,700	1,550,844
		111,341,177

TOTAL ENERGY		140,408,138

FINANCIALS - 9.9%
Banks - 3.1%
Banco Santander Chile sponsored ADR	175,900	3,407,183
Citigroup, Inc.	1,254,227	53,166,683
HDFC Bank Ltd. sponsored ADR	390,247	25,892,888
Kotak Mahindra Bank Ltd.	355,255	4,028,975
Wells Fargo & Co.	1,880,294	88,994,315
		175,490,044
Capital Markets - 0.5%
BlackRock, Inc. Class A	47,753	16,356,835
Oaktree Capital Group LLC Class A	188,190	8,423,384
		24,780,219
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class A (a)	861	186,815,475
Broadcom Ltd.	414,000	64,335,600
IntercontinentalExchange, Inc.	7,800	1,996,488
MarketAxess Holdings, Inc.	9,400	1,366,760
Markit Ltd. (a)	51,400	1,675,640
MSCI, Inc. Class A	69,431	5,354,519
S&P Global, Inc.	108,016	11,585,796
		273,130,278
Insurance - 1.1%
Admiral Group PLC	111,900	3,042,569
AFLAC, Inc.	25,300	1,825,648
Chubb Ltd.	252,705	33,031,071
Direct Line Insurance Group PLC	714,441	3,302,971
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,500	6,193,773
Marsh & McLennan Companies, Inc.	103,478	7,084,104
The Travelers Companies, Inc.	40,600	4,833,024
		59,313,160
Real Estate Investment Trusts - 0.4%
American Tower Corp.	128,500	14,598,885
Equinix, Inc.	8,000	3,101,840
Equity Residential (SBI)	60,500	4,167,240
Public Storage	4,900	1,252,391
		23,120,356
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)	36,005	1,807,172

TOTAL FINANCIALS		557,641,229

HEALTH CARE - 12.9%
Biotechnology - 3.5%
Aduro Biotech, Inc. (a)	14,752	166,845
Agios Pharmaceuticals, Inc. (a)	69,097	2,894,819
Biogen, Inc.(a)	64,402	15,573,692
Celgene Corp. (a)	117,100	11,549,573
CSL Ltd.	6,861	578,606
Enanta Pharmaceuticals, Inc. (a)	74,626	1,645,503
Five Prime Therapeutics, Inc. (a)	9,759	403,535
Genmab A/S (a)	43,100	7,859,165
Gilead Sciences, Inc.	1,336,495	111,490,413
Intrexon Corp. (b)	171,250	4,214,463
Macrogenics, Inc. (a)	123,100	3,322,469
Medivation, Inc. (a)	67,900	4,094,370
NantKwest, Inc. (a)(b)	61,742	384,035
Neurocrine Biosciences, Inc. (a)	146,742	6,669,424
OvaScience, Inc. (a)(b)	1,137,174	5,924,677
Regeneron Pharmaceuticals, Inc. (a)	66,800	23,328,564
uniQure B.V. (a)	54,800	403,876
		200,504,029
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	13,600	614,992
Becton, Dickinson & Co.	86,253	14,627,646
Boston Scientific Corp. (a)	1,878,600	43,902,882
C.R. Bard, Inc.	46,678	10,976,798
Dentsply Sirona, Inc.	150,516	9,338,013
DexCom, Inc. (a)	171,835	13,631,671
Edwards Lifesciences Corp. (a)	253,012	25,232,887
Intuitive Surgical, Inc. (a)	27,100	17,924,211
Medtronic PLC	404,281	35,079,462
Nevro Corp. (a)	34,600	2,552,096
Penumbra, Inc. (a)	17,500	1,041,250
ResMed, Inc.	14,300	904,189
Sartorius AG	200	15,630
Stryker Corp.	62,310	7,466,607
Sysmex Corp.	8,200	564,640
		183,872,974
Health Care Providers & Services - 3.2%
Aetna, Inc.	45,000	5,495,850
Cigna Corp.	9,001	1,152,038
HCA Holdings, Inc. (a)	36,500	2,810,865
Henry Schein, Inc. (a)	446,797	78,993,710
Surgical Care Affiliates, Inc. (a)	16,853	803,383
UnitedHealth Group, Inc.	637,366	89,996,079
		179,251,925
Health Care Technology - 0.0%
Medidata Solutions, Inc. (a)	6,737	315,763
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	37,800	1,676,808
Eurofins Scientific SA	400	148,189
Mettler-Toledo International, Inc. (a)	69,338	25,302,823
Thermo Fisher Scientific, Inc.	168,519	24,900,367
Waters Corp. (a)	112,365	15,804,137
		67,832,324
Pharmaceuticals - 1.8%
Aralez Pharmaceuticals, Inc.(a)(b)	240,097	792,320
Astellas Pharma, Inc.	237,600	3,726,125
Bristol-Myers Squibb Co.	824,732	60,659,039
Dermira, Inc. (a)	29,700	868,725
H Lundbeck A/S (a)	15,800	592,300
Intra-Cellular Therapies, Inc. (a)	22,500	873,450
Jiangsu Hengrui Medicine Co. Ltd.	90,801	549,936
Johnson & Johnson	98,300	11,923,790
Teva Pharmaceutical Industries Ltd. sponsored ADR	386,460	19,411,886
		99,397,571

TOTAL HEALTH CARE		731,174,586

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.7%
General Dynamics Corp.	33,817	4,708,679
Honeywell International, Inc.	42,257	4,915,334
Northrop Grumman Corp.	54,520	12,118,706
Raytheon Co.	52,000	7,069,400
Saab AB (B Shares)	16,900	527,022
Space Exploration Technologies Corp. Class A (a)(d)	10,959	1,056,667
TransDigm Group, Inc. (a)	27,300	7,198,737
		37,594,545
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	110,645	8,215,391
FedEx Corp.	81,800	12,415,604
		20,630,995
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR	290,431	20,196,572
Southwest Airlines Co.	844,900	33,128,529
		53,325,101
Building Products - 0.6%
A.O. Smith Corp.	14,388	1,267,727
ASSA ABLOY AB (B Shares)	195,200	4,015,817
Fortune Brands Home & Security, Inc.	169,869	9,847,306
Masco Corp.	504,905	15,621,761
Toto Ltd.	116,000	4,635,270
		35,387,881
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	9,800	480,298
Electrical Equipment - 0.3%
Acuity Brands, Inc.	70,798	17,555,072
Vestas Wind Systems A/S	8,400	570,943
		18,126,015
Industrial Conglomerates - 1.7%
3M Co.	146,177	25,598,516
Danaher Corp.	468,120	47,280,120
General Electric Co.	669,384	21,072,208
		93,950,844
Machinery - 0.3%
Deere & Co.	20,300	1,645,112
Fanuc Corp.	1,400	227,743
Illinois Tool Works, Inc.	64,604	6,729,153
Ingersoll-Rand PLC	18,500	1,178,080
PACCAR, Inc.	75,959	3,939,993
Rational AG	2,700	1,249,532
Xylem, Inc.	15,502	692,164
		15,661,777
Professional Services - 0.6%
Equifax, Inc.	234,425	30,100,170
IHS, Inc. Class A (a)	7,500	867,075
Robert Half International, Inc.	11,950	456,012
TransUnion Holding Co., Inc.	132,242	4,422,172
Verisk Analytics, Inc. (a)	3,000	243,240
		36,088,669
Road & Rail - 0.0%
Canadian Pacific Railway Ltd.	19,300	2,484,747
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	164,619	4,408,497
Bunzl PLC	13,000	399,991
HD Supply Holdings, Inc. (a)	296,245	10,315,251
		15,123,739
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	30,360	311,894

TOTAL INDUSTRIALS		329,166,505

INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)(b)	30,200	1,944,276
Cisco Systems, Inc.	132,900	3,812,901
F5 Networks, Inc. (a)	9,600	1,092,864
Harris Corp.	6,900	575,736
Motorola Solutions, Inc.	9,000	593,730
Palo Alto Networks, Inc. (a)	3,600	441,504
		8,461,011
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,273,502	73,009,870
CDW Corp.	122,100	4,893,768
Fitbit, Inc.	19,243	235,149
IPG Photonics Corp. (a)	100,707	8,056,560
Keyence Corp.	2,300	1,569,356
		87,764,703
Internet Software & Services - 15.2%
Alphabet, Inc.:
Class A	196,661	138,356,913
Class C (a)	184,943	127,999,050
CoStar Group, Inc. (a)	1,800	393,588
Facebook, Inc. Class A (a)	4,950,894	565,788,166
LogMeIn, Inc. (a)	36,787	2,333,399
NetEase, Inc. sponsored ADR	600	115,932
Rightmove PLC	56,311	2,750,283
Stamps.com, Inc. (a)	19,046	1,665,001
SurveyMonkey (a)(d)	458,038	4,392,584
Tencent Holdings Ltd.	433,000	9,932,879
Twilio, Inc. (a)	162,109	5,325,281
WebMD Health Corp. (a)(b)	31,300	1,818,843
		860,871,919
IT Services - 5.1%
Accenture PLC Class A	210,391	23,835,196
ASAC II LP (a)(d)	1,788,160	300,411
CGI Group, Inc. Class A (sub. vtg.) (a)	24,000	1,025,241
Cielo SA	19,400	204,490
Computer Sciences Corp.	36,300	1,802,295
Fiserv, Inc. (a)	91,500	9,948,795
Gartner, Inc. Class A (a)	44,283	4,313,607
Global Payments, Inc.	149,400	10,664,172
MasterCard, Inc. Class A	1,100,810	96,937,329
PayPal Holdings, Inc. (a)	985,000	35,962,350
Total System Services, Inc.	34,600	1,837,606
Vantiv, Inc. (a)	59,200	3,350,720
Visa, Inc. Class A	1,367,660	101,439,342
		291,621,554
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	322,200	7,723,134
Lam Research Corp.	204,100	17,156,646
Maxim Integrated Products, Inc.	14,500	517,505
NVIDIA Corp.	15,800	742,758
Qualcomm, Inc.	184,200	9,867,594
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	513,157	13,460,108
Texas Instruments, Inc.	95,700	5,995,605
		55,463,350
Software - 7.7%
Activision Blizzard, Inc.	1,599,073	63,371,263
Adobe Systems, Inc. (a)	677,127	64,861,995
Check Point Software Technologies Ltd. (a)	77,100	6,143,328
Citrix Systems, Inc. (a)	91,700	7,344,253
Electronic Arts, Inc. (a)	465,300	35,251,128
Intuit, Inc.	76,291	8,514,839
Microsoft Corp.	351,000	17,960,670
RealPage, Inc. (a)	47,800	1,067,374
Red Hat, Inc. (a)	7,300	529,980
Salesforce.com, Inc. (a)	1,867,986	148,336,768
Ultimate Software Group, Inc. (a)	294,149	61,856,593
Workday, Inc. Class A (a)	291,535	21,768,918
		437,007,109
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	798,721	76,357,728
Hewlett Packard Enterprise Co.	152,800	2,791,656
Samsung Electronics Co. Ltd.	2,045	2,545,318
Xaar PLC	175,812	980,981
		82,675,683

TOTAL INFORMATION TECHNOLOGY		1,823,865,329

MATERIALS - 4.1%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	102,400	14,544,896
E.I. du Pont de Nemours & Co.	98,000	6,350,400
Ecolab, Inc.	4,900	581,140
Frutarom Industries Ltd.	10,300	473,441
Ingevity Corp. (a)	87,500	2,978,500
Monsanto Co.	5,400	558,414
PPG Industries, Inc.	568,264	59,184,696
Sherwin-Williams Co.	158,700	46,605,429
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	18,700	462,264
The Dow Chemical Co.	113,000	5,617,230
Westlake Chemical Corp.	4,600	197,432
		137,553,842
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	51,677	9,921,984
Vulcan Materials Co.	39,192	4,717,149
		14,639,133
Containers & Packaging - 0.1%
Ball Corp.	50,100	3,621,729
Metals & Mining - 1.3%
B2Gold Corp. (a)	1,135,802	2,848,406
Barrick Gold Corp.	49,500	1,056,705
Detour Gold Corp. (a)	136,400	3,412,244
Franco-Nevada Corp.	315,700	24,005,858
Freeport-McMoRan, Inc.	51,700	575,938
Goldcorp, Inc.	49,900	954,780
Ivanhoe Mines Ltd. (a)	2,503,800	1,957,381
Kirkland Lake Gold, Inc. (a)	1,066,000	8,779,163
Newcrest Mining Ltd. (a)	756,355	13,109,026
Novagold Resources, Inc. (a)	658,400	4,031,072
Premier Gold Mines Ltd. (a)	929,500	2,755,513
Primero Mining Corp. (a)	439,300	914,677
Randgold Resources Ltd. sponsored ADR	67,706	7,585,780
TMAC Resources, Inc.	44,800	518,410
Torex Gold Resources, Inc. (a)	365,800	654,049
		73,159,002

TOTAL MATERIALS		228,973,706

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	248,081	10,734,465
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (a)	55,419	1,998,984
TOTAL COMMON STOCKS
(Cost $3,698,238,709)		5,429,208,730

Preferred Stocks - 2.7%
Convertible Preferred Stocks - 2.7%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	30,930	3,783,667
Series E (d)	13,964	1,708,216
		5,491,883
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)	1,349,024	5,504,018
TOTAL CONSUMER DISCRETIONARY		10,995,901
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)	240,116	3,779,426
FINANCIALS - 0.4%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)	2,372,991	6,146,047
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (d)	324,048	16,264,698
TOTAL FINANCIALS		22,410,745
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc. Series E(d)	41,008	368,252
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (d)	418,866	2,829,335
TOTAL HEALTH CARE		3,197,587
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(d)	32,066	3,091,804
INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.1%
Dropbox, Inc. Series C (a)(d)	394,740	4,211,876
Pinterest, Inc.:
Series E, 8.00% (a)(d)	2,594,015	22,723,571
Series F, 8.00% (a)(d)	2,122,845	18,596,122
Series G, 8.00% (a)(d)	369,335	3,235,375
Uber Technologies, Inc. Series D, 8.00% (a)(d)	264,940	12,921,714
		61,688,658
IT Services - 0.0%
Nutanix, Inc. Series E (a)(d)	171,960	2,293,946
Software - 0.8%
Cloudera, Inc. Series F (a)(d)	70,040	1,896,683
Cloudflare, Inc. Series D (a)(d)	246,150	1,403,055
Delphix Corp. Series D (d)	204,875	981,351
Magic Leap, Inc.:
Series B, 8.00% (a)(d)	1,675,597	38,029,350
Series C (d)	15,286	346,931
Snapchat, Inc. Series F (a)(d)	100,900	3,099,648
		45,757,018
TOTAL INFORMATION TECHNOLOGY		109,739,622
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(d)	146,461	827,505

TOTAL CONVERTIBLE PREFERRED STOCKS		154,042,590

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	57,800	545,632
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	1,000	73,891

TOTAL NONCONVERTIBLE PREFERRED STOCKS		619,523

TOTAL PREFERRED STOCKS
(Cost $96,140,838)		154,662,113
	Principal Amount	Value

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (e)	1,350,000	1,339,038
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (e)	1,384,538	1,379,345
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,720,865)		2,718,383
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.43% (f)	72,967,763	72,967,763
Fidelity Securities Lending Cash Central Fund, 0.46% (f)(g)	64,400,325	64,400,325
TOTAL MONEY MARKET FUNDS
(Cost $137,368,088)		137,368,088
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $3,934,468,500)		5,723,957,314
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(61,052,976)
NET ASSETS - 100%		$5,662,904,338

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $161,599,424 or 2.9% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$444,005
Airbnb, Inc. Series D	4/16/14	$1,259,254
Airbnb, Inc. Series E	6/29/15	$1,299,970
Altiostar Networks, Inc. Series D	1/7/15	$1,800,006
ASAC II LP	10/10/13	$17,881,600
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$6,232,491
Blue Apron, Inc. Series D	5/18/15	$3,200,002
Cloudera, Inc. Series F	2/5/14	$1,019,782
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$1,533,709
Delphix Corp. Series D	7/10/15	$1,843,875
Dropbox, Inc. Series C	1/30/14	$7,540,008
Magic Leap, Inc. Series B, 8.00%	10/17/14	$19,369,901
Magic Leap, Inc. Series C	12/23/15	$352,082
Mulberry Health, Inc. Series A8	1/20/16	$2,829,335
Nutanix, Inc. Series E	8/26/14	$2,303,662
Oportun Finance Corp. Series H	2/6/15	$6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$2,651,490
Snapchat, Inc. Series F	2/12/16	$3,099,648
Space Exploration Technologies Corp. Class A	10/16/15	$975,351
Space Exploration Technologies Corp. Series G	1/20/15	$2,483,832
SurveyMonkey	12/15/14	$7,534,725
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,110,027
WeWork Companies, Inc. Class A	6/23/15	$1,184,189
WeWork Companies, Inc. Series E	6/23/15	$10,657,799

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$226,183
Fidelity Securities Lending Cash Central Fund	1,502,711
Total	$1,728,894

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,202,373,372	$1,148,879,263	$42,498,208	$10,995,901
Consumer Staples	417,647,743	379,112,357	34,755,960	3,779,426
Energy	140,408,138	136,601,876	3,806,262	--
Financials	580,597,606	546,005,174	10,374,515	24,217,917
Health Care	734,446,064	717,139,995	14,108,482	3,197,587
Industrials	332,258,309	316,483,520	11,626,318	4,148,471
Information Technology	1,933,604,951	1,796,068,236	23,104,098	114,432,617
Materials	228,973,706	215,864,680	13,109,026	--
Telecommunication Services	11,561,970	10,734,465	--	827,505
Utilities	1,998,984	--	1,998,984	--
Bank Loan Obligations	2,718,383	--	2,718,383	--
Money Market Funds	137,368,088	137,368,088	--	--
Total Investments in Securities:	$5,723,957,314	$5,404,257,654	$158,100,236	$161,599,424

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$86,625,806
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$160,356,921
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(29,446,605)
Cost of Purchases	3,099,648
Proceeds of Sales	(19,577,347)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$114,432,617
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(28,892,192)
Other Investments in Securities
Beginning Balance	$ 53,499,864
Net Realized Gain (Loss) on Investment Securities	(1,498,010)
Net Unrealized Gain (Loss) on Investment Securities	2,420,413
Cost of Purchases	2,829,335
Proceeds of Sales	(10,084,795)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$47,166,807
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$848,942

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,326,656) — See accompanying schedule: Unaffiliated issuers (cost $3,797,100,412)	$5,586,589,226
Fidelity Central Funds (cost $137,368,088)	137,368,088
Total Investments (cost $3,934,468,500)		$5,723,957,314
Cash		67,388
Foreign currency held at value (cost $543,330)		543,330
Receivable for investments sold		58,118,202
Receivable for fund shares sold		185,151
Dividends receivable		3,198,759
Interest receivable		970
Distributions receivable from Fidelity Central Funds		134,987
Other receivables		1,018,445
Total assets		5,787,224,546
Liabilities
Payable for investments purchased
Regular delivery	$20,742,168
Delayed delivery	3,806,262
Payable for fund shares redeemed	31,162,936
Accrued management fee	3,532,700
Other affiliated payables	402,318
Other payables and accrued expenses	273,499
Collateral on securities loaned, at value	64,400,325
Total liabilities		124,320,208
Net Assets		$5,662,904,338
Net Assets consist of:
Paid in capital		$3,851,249,510
Undistributed net investment income		1,303,426
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,077,411
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,789,273,991
Net Assets		$5,662,904,338
Series Opportunistic Insights:
Net Asset Value, offering price and redemption price per share ($2,217,059,051 ÷ 152,264,375 shares)		$14.56
Class F:
Net Asset Value, offering price and redemption price per share ($3,445,845,287 ÷ 236,122,906 shares)		$14.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$23,161,265
Interest		135,255
Income from Fidelity Central Funds (including $1,502,711 from security lending)		1,728,894
Total income		25,025,414
Expenses
Management fee
Basic fee	$15,493,051
Performance adjustment	5,631,472
Transfer agent fees	1,823,405
Accounting and security lending fees	571,231
Custodian fees and expenses	103,635
Independent trustees' fees and expenses	12,517
Audit	64,720
Legal	7,509
Interest	363
Miscellaneous	24,773
Total expenses before reductions	23,732,676
Expense reductions	(89,807)	23,642,869
Net investment income (loss)		1,382,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,218,759
Foreign currency transactions	(19,240)
Total net realized gain (loss)		30,199,519
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $21,717)	(111,974,714)
Assets and liabilities in foreign currencies	5,088
Total change in net unrealized appreciation (depreciation)		(111,969,626)
Net gain (loss)		(81,770,107)
Net increase (decrease) in net assets resulting from operations		$(80,387,562)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,382,545	$7,155,735
Net realized gain (loss)	30,199,519	401,433,216
Change in net unrealized appreciation (depreciation)	(111,969,626)	34,248,318
Net increase (decrease) in net assets resulting from operations	(80,387,562)	442,837,269
Distributions to shareholders from net investment income	–	(7,466,635)
Distributions to shareholders from net realized gain	(41,827,819)	(387,204,857)
Total distributions	(41,827,819)	(394,671,492)
Share transactions - net increase (decrease)	(35,568,980)	(531,774,471)
Total increase (decrease) in net assets	(157,784,361)	(483,608,694)
Net Assets
Beginning of period	5,820,688,699	6,304,297,393
End of period	$5,662,904,338	$5,820,688,699
Other Information
Undistributed net investment income end of period	$1,303,426	$–
Distributions in excess of net investment income end of period	$–	$(79,119)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.89	$14.89	$13.98	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	–C	(.01)	–C	–C,D
Net realized and unrealized gain (loss)	(.22)	1.04	1.48	4.11	.03
Total from investment operations	(.22)	1.04	1.47	4.11	.03
Distributions from net investment income	–	–C	–	–	(.01)
Distributions from net realized gain	(.11)	(1.04)	(.56)	(.15)	–
Total distributions	(.11)	(1.04)	(.56)	(.15)	(.01)
Net asset value, end of period	$14.56	$14.89	$14.89	$13.98	$10.02
Total ReturnE,F	(1.42)%	7.10%	10.47%	41.14%	.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%I	.90%	.84%	.78%	1.00%I
Expenses net of fee waivers, if any	.94%I	.90%	.84%	.78%	1.00%I
Expenses net of all reductions	.94%I	.90%	.84%	.77%	1.00%I
Net investment income (loss)	(.05)%I	.02%	(.04)%	(.04)%	.49%D,I
Supplemental Data
Net assets, end of period (000 omitted)	$2,217,059	$2,329,415	$2,596,300	$2,594,672	$1,803,958
Portfolio turnover rateJ	45%I	35%	46%	52%	64%K

 A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Opportunistic Insights Fund Class F

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.91	$14.92	$13.98	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.03	.02	.02	–C,D
Net realized and unrealized gain (loss)	(.22)	1.03	1.49	4.11	.03
Total from investment operations	(.21)	1.06	1.51	4.13	.03
Distributions from net investment income	–	(.03)	(.01)	(.02)	(.01)
Distributions from net realized gain	(.11)	(1.04)	(.56)	(.15)	–
Total distributions	(.11)	(1.07)	(.57)	(.17)	(.01)
Net asset value, end of period	$14.59	$14.91	$14.92	$13.98	$10.02
Total ReturnE,F	(1.35)%	7.20%	10.77%	41.33%	.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.74%	.67%	.60%	.80%I
Expenses net of fee waivers, if any	.78%I	.74%	.67%	.60%	.80%I
Expenses net of all reductions	.77%I	.74%	.67%	.58%	.80%I
Net investment income (loss)	.11%I	.18%	.13%	.14%	.69%D,I
Supplemental Data
Net assets, end of period (000 omitted)	$3,445,845	$3,491,274	$3,707,997	$3,356,179	$1,899,398
Portfolio turnover rateJ	45%I	35%	46%	52%	64%K

 A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Opportunistic Insights and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 161,599,424	Discounted cash flow	Discount rate	8.0%	Decrease
			Growth rate	2.5% - 3.0% / 5.5%	Increase
			Discount for lack of marketability	20.0%	Decrease
			Weighted average cost of capital	10.9%	Decrease
		Last transaction price	Transaction price	$6.75 - $96.42 / $49.95	Increase
		Market approach	Discount rate	3.0% - 25.0% / 19.1%	Decrease
			Premium rate	10.0% - 235.0% / 102.6%	Increase
			Discount for lack of marketability	15.0% - 25.0% / 19.2%	Decrease
		Market comparable	EV/Sales multiple	1.4 - 11.8 / 3.3	Increase
			P/E multiple	9.8 - 10.9 / 10.3	Increase
			EV/EBITDA multiple	15.9	Increase
			EV/GP multiple	4.5	Increase
		Recovery value	Recovery rate	0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,872,476,148
Gross unrealized depreciation	(89,466,873)
Net unrealized appreciation (depreciation) on securities	$1,783,009,275
Tax cost	$3,940,948,039

The Fund elected to defer to its next fiscal year approximately $78,897 of ordinary losses recognized during the period January 1, 2015 to December 31, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,253,264,204 and $1,357,136,749, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Opportunistic Insights as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Opportunistic Insights. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Opportunistic Insights	$1,823,405.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25,963 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$21,129,000.62%		$363

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,024 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68,184 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $304.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $21,319.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Series Opportunistic Insights	$–	$592,822
Class F	–	6,873,813
Total	$–	$7,466,635
From net realized gain
Series Opportunistic Insights	$16,716,138	$155,338,758
Class F	25,111,681	231,866,099
Total	$41,827,819	$387,204,857

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Series Opportunistic Insights
Shares sold	8,322,993	12,498,233	$118,108,537	$193,435,314
Reinvestment of distributions	1,275,068	10,568,184	16,716,138	155,931,580
Shares redeemed	(13,777,025)	(40,931,210)	(196,906,912)	(636,899,967)
Net increase (decrease)	(4,178,964)	(17,864,793)	$(62,082,237)	$(287,533,073)
Class F
Shares sold	23,126,052	29,478,698	$330,628,240	$455,999,806
Reinvestment of distributions	1,912,542	16,159,991	25,111,681	238,739,912
Shares redeemed	(23,058,361)	(60,080,902)	(329,226,664)	(938,981,116)
Net increase (decrease)	1,980,233	(14,442,213)	$26,513,257	$(244,241,398)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Series Opportunistic Insights	.94%
Actual		$1,000.00	$985.80	$4.64
Hypothetical-C		$1,000.00	$1,020.19	$4.72
Class F	.78%
Actual		$1,000.00	$986.50	$3.85
Hypothetical-C		$1,000.00	$1,020.98	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

O1T-SANN-0816
1.951055.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2016